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PROSPECTUS                                                    OCTOBER 30, 1995
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                            KEYSTONE LIQUID TRUST

            200 BERKELEY STREET, BOSTON, MASSACHUSETTS 02116-5034
                        CALL TOLL FREE 1-800-343-2898
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  Keystone Liquid Trust (the "Fund") is a money market mutual fund that seeks high current income from short-term securities while preserving capital and maintaining liquidity.

  Generally, the Fund offers three classes of shares. Information on share classes and their fee and sales charge structures may be found in the Fund's fee table, "How to Buy Shares," "Alternative Sales Options," "Contingent Deferred Sales and Waiver of Sales Charge," "Distribution Plans," and "Fund Shares."

  This prospectus sets forth concisely the information about the Fund that you should know before investing. Please read it and retain it for future reference.

  Additional information about the Fund is contained in a statement of additional information dated October 30, 1995, which has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. For a free copy, or for other information about the Fund, write to the address or call the toll free telephone number listed above.

  WHILE THE FUND INTENDS TO MAINTAIN A NET ASSET VALUE PER SHARE OF $1.00, THERE IS NO ASSURANCE THAT IT WILL BE ABLE TO DO SO. SHARES OF THE FUND ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.

  SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

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                              TABLE OF CONTENTS
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
                                                    Page                                                  Page
Fee Table .........................................    2  Contingent Deferred Sales Charge and
Financial Highlights ..............................    3    Waiver of Sales Charge ......................   14
Fund Description ..................................    6  Distribution Plans ............................   15
Fund Objective and Policies .......................    6  How to Redeem Shares ..........................   16
Investment Restrictions ...........................    7  Monthly Distribution Plans ....................   18
Pricing Shares ....................................    8  Shareholder Services ..........................   19
Dividends and Taxes ...............................    9  Performance Data ..............................   20
Fund Management and Expenses ......................    9  Fund Shares ...................................   20
How to Buy Shares .................................   11  Additional Information ........................   21
Alternative Sales Options .........................   12  Additional Investment Information............... (i)

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THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

                                  FEE TABLE
                            KEYSTONE LIQUID TRUST
    The purpose of this fee table is to assist investors in understanding the costs and expenses that an investor in each class will bear directly or indirectly. For more complete descriptions of the various costs and expenses, see the following sections of this prospectus: "Fund Management and Expenses"; "How to Buy Shares"; "Alternative Sales Options"; "Contingent Deferred Sale Charge and Waiver of Sales Charges"; "Distribution Plans"; and "Shareholder Services."

                                                       CLASS A SHARES          CLASS B SHARES          CLASS C SHARES
                                                           NO LOAD                BACK END               LEVEL LOAD
                                                           OPTION               LOAD OPTION<F1>            OPTION<F2>
SHAREHOLDER TRANSACTION EXPENSES                       --------------           ---------------        --------------
Sales Charge ......................................      None             None                      None
  (as a percentage of offering price)
Contingent Deferred Sales Charge ..................      0.00%            5.00% in the first year   1.00% in the first
  (as a percentage of the lesser of cost or market                        declining to 1.00% in     year and 0.00%
  value of shares redeemed)                                               the sixth year and 0.00%  thereafter
                                                                          thereafter
Exchange Fee (per exchange)<F3>  ..................     $10.00            $10.00                    $10.00

ANNUAL FUND OPERATING EXPENSES<F4>
  (as a percentage of average net assets)
Management Fees ...................................      0.50%            0.50%                     0.50%
12b-1 Fees ........................................      0.09%            1.00%<F5>                 1.00%<F5>
Other Expenses ....................................      0.33%            0.34%                     0.32%
                                                         ----             ----                      ----
Total Fund Operating Expenses .....................      0.92%            1.84%                     1.82%
                                                         ====             ====                      ====

EXAMPLES<F6>                                                                      1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                                                                  ------       -------      -------     --------
You would pay the following expenses on a $1,000 investment, assuming (1) 5%
annual return and (2) redemption at the end of each period:
    Class A ...................................................................   $ 9.00       $29.00       $ 51.00      $113.00
    Class B ...................................................................   $69.00       $88.00       $120.00        n/a
    Class C ...................................................................   $28.00       $57.00       $ 99.00      $214.00
You would pay the following expenses on a $1,000 investment, assuming no redemption at the end of each period:
    Class A ...................................................................   $ 9.00       $29.00       $ 51.00      $113.00
    Class B ...................................................................   $19.00       $58.00       $100.00        n/a
    Class C ...................................................................   $18.00       $57.00       $ 99.00      $214.00
AMOUNTS SHOWN IN THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST
OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

----------
<F1> Class B shares purchased on or after June 1, 1995 convert tax free to Class
     A shares after eight years. See "Class B Shares" for more information.
<F2> Class C shares are available only through dealers who have entered into special distribution agreements with Keystone Investment Distributors Company, the Fund's principal underwriter.
<F3> There is no exchange fee for exchange orders received by the Fund from individual investors over the Keystone Automated Response Line ("KARL"). (For a description of KARL, see "Shareholder Services.")
<F4> Expense ratios are for the Fund's fiscal year ended June 30, 1995.
<F5> Long term shareholders may pay more than the economic equivalent of the maximum front end sales charges otherwise permitted by the National Association of Securities Dealers, Inc. ("NASD").
<F6> The Securities and Exchange Commission requires use of a 5% annual return figure for purposes of this example. Actual return for the Fund may be greater or less than 5%.

                             FINANCIAL HIGHLIGHTS
                            KEYSTONE LIQUID TRUST

                                CLASS A SHARES
                (For a share outstanding throughout the year)

    The following table contains important financial information with respect to the Fund and has been audited by KPMG Peat Marwick LLP, the Fund's independent auditors. The table has been taken from the Fund's Annual Report and should be read in conjunction with the Fund's financial statements and related notes, which also appear, together with the independent auditors' report, in the Fund's Annual Report. The Fund's financial statements, related notes, and independent auditors' report are included in the statement of additional information.

                                                                         YEAR ENDED JUNE 30,
                                  --------------------------------------------------------------------------------------------------
                                   1995      1994      1993      1992      1991      1990       1989      1988      1987      1986
                                  ------    ------    ------    ------    ------    ------     ------    ------    ------    ------
NET ASSET VALUE, BEGINNING OF
 YEAR .......................     $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00     $ 1.00    $ 1.00$   $ 1.00    $ 1.00
                                  ------    ------    ------    ------    ------    ------     ------    ------    ------    ------
Income from investment operations
Net investment income .......      .0454     .0235     .0230     .0386     .0634     .0760      .0786     .0597     .0524     .0667
Net realized gain (loss) on
 investments                       -0-       -0-      (.0001)    .0003     -0-       -0-        .0001    (.0001)    -0-      (.0002)
                                  ------    ------    ------    ------    ------    ------     ------    ------    ------    ------
Total from investment
 operations .................      .0454     .0235     .0229     .0389     .0634     .0760      .0787     .0596     .0524     .0665
                                  ------    ------    ------    ------    ------    ------     ------    ------    ------    ------
LESS DISTRIBUTIONS
Dividends from above sources.     (.0454)   (.0235)   (.0229)   (.0389)   (.0634)   (.0760)    (.0787)   (.0596)   (.0524)   (.0665)
                                  ------    ------    ------    ------    ------    ------     ------    ------    ------    ------
NET ASSET VALUE, END OF YEAR.     $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00     $ 1.00    $ 1.00    $ 1.00    $ 1.00
                                  ======    ======    ======    ======    ======    ======     ======    ======    ======    ======
TOTAL RETURN ................      4.63%     2.37%     2.31%     3.96%     6.47%     7.81%      8.18%     6.31%     5.35%     6.85%

RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
  Net investment income .....      4.42%     2.50%     2.29%     3.99%     6.51%     7.53%     7.88%     5.99%     5.30%     6.67%
  Total expenses ............      0.92%     1.02%     1.11%     1.10%     0.92%     1.00%     1.00%     1.00%     1.00%     1.00%
Net assets, end of year
 (thousands) ................   $245,308  $398,617  $189,167  $227,115  $400,597  $406,306  $475,640  $461,032  $375,542  $326,149

                             FINANCIAL HIGHLIGHTS
                            KEYSTONE LIQUID TRUST

                                CLASS B SHARES
               (For a share outstanding throughout the period)

    The following table contains important financial information with respect to the Fund and has been audited by KPMG Peat Marwick LLP, the Fund's independent auditors. The table has been taken from the Fund's Annual Report and should be read in conjunction with the Fund's financial statements and related notes, which also appear, together with the independent auditors' report, in the Fund's Annual Report. The Fund's financial statements, related notes, and independent auditors' report are included in the statement of additional information.

                                                                                                                FEBRUARY 1, 1993
                                                                                YEAR ENDED JUNE 30,             (DATE OF INITIAL
                                                                            -----------------------------     PUBLIC OFFERING) TO
                                                                             1995                  1994          JUNE 30, 1993
                                                                             ----                  ----       -------------------
NET ASSET VALUE BEGINNING OF PERIOD ..........................             $  1.00                $  1.00             $  1.00
                                                                            -------               -------             -------
Income from investment operations
Net investment income ........................................               .0362                  .0142               .0047
Net realized gain (loss) on investments ......................                -0-                   -0-                (.0001)
                                                                            -------               -------             -------
Total from investment operations .............................               .0362                  .0142               .0046
                                                                            -------               -------             -------
LESS DISTRIBUTIONS
Dividends from above sources .................................              (.0362)                (.0142)             (.0046)
                                                                            -------               -------             -------
NET ASSET VALUE, END OF PERIOD ...............................              $ 1.00                 $ 1.00              $ 1.00
                                                                            =======               =======             =======
TOTAL RETURN<F2> .............................................               3.68%                  1.43%               0.46%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
  Net investment income ......................................               3.66%                  1.84%               1.08%<F1>
  Total expenses .............................................               1.84%                  1.85%               2.15%<F1>
Net assets, end of period (thousands) ........................             $ 7,281                $11,198              $  241

<F1> Annualized.
<F2> Excluding applicable sales charges.

                             FINANCIAL HIGHLIGHTS
                            KEYSTONE LIQUID TRUST

                                CLASS C SHARES
               (For a share outstanding throughout the period)

    The following table contains important financial information with respect to the Fund and has been audited by KPMG Peat Marwick LLP, the Fund's independent auditors. The table has been taken from the Fund's Annual Report and should be read in conjunction with the Fund's financial statements and related notes, which also appear, together with the independent auditors' report, in the Fund's Annual Report. The Fund's financial statements, related notes, and independent auditors' report are included in the statement of additional information.

                                                                                                                FEBRUARY 1, 1993
                                                                                YEAR ENDED JUNE 30,             (DATE OF INITIAL
                                                                           ------------------------------     PUBLIC OFFERING) TO
                                                                             1995                  1994          JUNE 30, 1993
                                                                             ----                  ----       -------------------

NET ASSET VALUE BEGINNING OF PERIOD .............................          $  1.00               $  1.00            $  1.00
                                                                           -------               -------            -------
Income from investment operations
Net investment income ...........................................            .0362                 .0142              .0045
Net realized gain (loss) on investments .........................              -0-                  -0-              (.0002)
                                                                            ------                ------             ------
Total from investment operations ................................            .0362                 .0142              .0043
                                                                           -------               -------            -------
LESS DISTRIBUTIONS
Dividends from above sources ....................................          (.0362)                (.0142)            (.0043)
                                                                           -------               -------            -------
NET ASSET VALUE, END OF PERIOD ..................................          $  1.00               $  1.00            $  1.00
                                                                           =======               =======            =======
TOTAL RETURN ....................................................            3.68%                 1.43%              0.43%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
  Net investment income .........................................            3.52%                 1.97%             1.01%<F1>
  Total expenses ................................................            1.82%                 1.86%             2.09%<F1>
Net assets, end of period (thousands) ...........................          $ 4,112               $ 6,599            $    34

<F1> Annualized.

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FUND DESCRIPTION
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  The Fund (formerly American Liquid Trust) is an open-end, diversified management investment company, commonly known as a mutual fund. The Fund has been operating continuously since May 22, 1975, when it was created under Massachusetts law as a Massachusetts business trust. The Fund is one of twenty funds managed by Keystone Management, Inc. ("Keystone Management"), the Fund's investment manager, and is one of thirty funds managed or advised by Keystone Investment Management Company (formerly named Keystone Custodian Funds, Inc.) ("Keystone"), the Fund's investment adviser. Keystone and Keystone Management are, from time to time, also collectively referred to as "Keystone."

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FUND OBJECTIVE AND POLICIES
------------------------------------------------------------------------------

  The Fund's investment objective is to provide shareholders with high current income from short-term money market instruments while emphasizing preservation of capital and maintaining excellent liquidity. The Fund pursues this objective by investing in money market instruments maturing in 397 days or less. Such instruments include (1) commercial paper, including master demand notes; (2) obligations issued or guaranteed by the United States ("U.S.") government or by any U.S. agency or instrumentality; (3) obligations, including certificates of deposit and bankers' acceptances of banks or savings and loan associations having at least $1 billion in assets as of the date of their most recently published financial statements that are members of the Federal Deposit Insurance Corporation, including U.S. branches of foreign banks and foreign branches of U.S. banks; and (4) corporate obligations that at the date of investment are rated AA or better by Standard & Poor's Corporation ("S&P") or Aa or better by Moody's Investor's Service, Inc. ("Moody's"). The Fund may invest up to 100% of its assets in U.S. government securities, obligations of domestic branches of U.S. banks and repurchase agreements of such banks.

  The Fund will limit its investments, including repurchase agreements, to those U.S. dollar-denominated instruments that Keystone determines present minimal credit risk and are at the time of acquisition eligible securities ("Eligible Securities") as defined under Rule 2a-7 of the Investment Company Act of 1940 ("1940 Act"). Eligible Securities include (1) securities rated by the requisite rating agencies at the date of investment in one of the two highest short-term rating categories; (2) securities of issuers receiving such rating with respect to other short-term debt securities; and (3) comparable unrated securities. Requisite rating agencies means any two agencies that have issued a rating with respect to a security or class of debt obligations of an issuer or one rating agency, if only one agency has issued a rating with respect to such security or issuer. If the Fund purchases securities that are unrated or that have been rated by a single rating agency, the purchase must be approved or ratified by the Fund's Board of Trustees.

  The short-term ratings are as follows: A-1 and A-2, the two highest ratings given by S&P; Prime-1 and Prime-2, the two highest ratings given by Moody's; and F-1 and F-2, the two highest ratings given by Fitch Investors Service, Inc. ("Fitch").

  While the Fund may purchase single rated or unrated securities, the Fund anticipates that at least 95% of its assets will be invested in instruments that at the date of investment are rated or deemed to be of comparable quality to securities rated in the highest short-term rating categories by any two rating agencies. The Fund will not invest more than 5% of its assets in securities issued by any one issuer, except for securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Fund will not invest more than 5% of its assets in securities rated in the second highest short-term rating category.

  The Fund may invest in restricted securities, including securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"). Generally, Rule 144A establishes a safe harbor from the registration requirements of the 1933 Act for resales by large institutional investors of securities not publicly traded in the U.S. The Fund may purchase Rule 144A securities when such securities present an attractive investment opportunity and otherwise meet the Fund's selection criteria. The Board of Trustees has adopted guidelines and procedures pursuant to which the liquidity of the Fund's Rule 144A securities is determined by Keystone and monitors Keystone's implementation of such guidelines and procedures.

  At the present time, the Fund cannot accurately predict exactly how the market for Rule 144A securities will develop. A Rule 144A security that was readily marketable upon purchase may subsequently become illiquid. In such an event, the Board of Trustees will consider what action, if any, is appropriate.

  The Fund is designed for individuals and institutions, including counselors, brokers, lawyers, accountants, charitable and religious organizations and others acting in a fiduciary, advisory, agency, custodial or similar capacity. The Fund offers a convenient alternative to investing directly in money market instruments by eliminating the mechanical problems normally associated with direct investments while, most importantly, providing the opportunity to obtain the higher yields often available from money market investments made in large denominations.

  Investors should consider that, because interest rates on money market instruments fluctuate in response to economic factors, the rates on short-term investments made by the Fund and the daily dividend paid to shareholders will vary, rising or falling with short-term rates generally, and that yields from short-term securities may be lower than yields from longer term securities. Also, the value of the Fund's securities will fluctuate inversely with interest rates, the amount of outstanding debt and other factors. In addition, the Fund's investments in certificates of deposit issued by U.S. branches of foreign banks and foreign branches of U.S. banks involve somewhat more risk, but also more potential reward (higher interest rates), than investments in comparable domestic obligations.

  The securities in which the Fund may invest may not earn as high a level of current income as longer term or lower quality securities, which generally have less liquidity, greater market risk and more price fluctuation.

  If and when the Fund invests in zero coupon bonds, the Fund does not expect to have enough zero coupon bonds to have a material effect on dividends. The Fund has undertaken to a state securities authority to disclose that zero coupon securities pay no interest to holders prior to maturity, and the interest on these securities is reported as income to the Fund and distributed to its shareholders. These distributions must be made from the Fund's cash assets or, if necessary, from the proceeds of sales of portfolio securities. The Fund will not be able to purchase additional income producing securities with cash used to make such distributions and its current income ultimately may be reduced as a result.

  The Fund may enter into reverse repurchase agreements and purchase and sell securities on a when issued or delayed delivery basis.

  The average weighted maturity of the Fund's investments will not exceed 90 days.

  For further information about the types of investments and investment techniques available to the Fund, including the associated risks, see "Additional Investment Information" and the statement of additional information.

  Of course, there can be no assurance that the Fund will achieve its investment objective since there is uncertainty in every investment.

------------------------------------------------------------------------------
INVESTMENT RESTRICTIONS
------------------------------------------------------------------------------

  The Fund has adopted the fundamental restrictions summarized below, which may not be changed without the vote of a majority of the Fund's outstanding shares (as defined in the 1940 Act). These restrictions and certain other fundamental and nonfundamental restrictions are set forth in the statement of additional information. Unless otherwise stated, all references to the Fund's assets are in terms of current market value.

  Generally, the Fund will not (1) invest more than 5% of its assets in the securities of any one issuer other than the U.S. government; (2) borrow money, except that, in an aggregate amount not to exceed one-third of the Fund's assets, including the amount borrowed, the Fund may borrow money from banks on a temporary basis or enter into reverse repurchase agreements; (3) pledge more than 15% of its assets to secure borrowings; and (4) invest more than 10% of its assets in repurchase agreements maturing in more than seven days.

  The Fund intends to follow policies of the Securities and Exchange Commission as they are adopted from time to time with respect to illiquid securities, including, at this time, (1) treating as illiquid, securities which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment on its books and (2) limiting its holdings of such securities to less than 10% of net assets.

  In order to comply with Securities and Exchange Commission regulations relating to money market funds, the Fund will apply the 5% limit of assets invested in the securities of any one issuer, set forth in the first investment restriction above, to 100% of the Fund's assets.

  As a matter of practice, the Fund treats reverse repurchase agreements as borrowings for purposes of compliance with the limitations of the 1940 Act. Reverse repurchase agreements will be taken into account along with borrowings from banks for purposes of the one-third limit set forth in the second investment restriction above.

  In addition, the Fund may, notwithstanding any other investment policy or restriction, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund. The Fund does not currently intend to implement this policy and would do so only if the Trustees were to determine such action to be in the best interest of the Fund and its shareholders. In the event of such implementation, the Fund will comply with such requirements as to written notice to shareholders as are then in effect.

------------------------------------------------------------------------------
PRICING SHARES
------------------------------------------------------------------------------

  The net asset value of a Fund share is computed each day on which the New York Stock Exchange (the "Exchange") is open as of the close of trading on the Exchange (currently 4:00 p.m. Eastern time for the purpose of pricing Fund shares) except on days when changes in the value of the Fund's securities do not affect the current net asset value of its shares. The Exchange is currently closed on weekends, New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of the Fund is arrived at by determining the value of all of the Fund's assets, subtracting its liabilities and dividing the result by the number of its outstanding shares.

  Since the net income of the Fund is declared as a dividend each time net income is determined, the net asset value per share is expected to remain at $1.00 immediately after each dividend declaration. The Fund expects to have net income at the time of each dividend determination. If for any reason there is a net loss, the Fund will first offset such amount pro rata against dividends accrued during the month in each shareholder account. To the extent that such a net loss would exceed such accrued dividends, the Fund will reduce the number of its outstanding shares by having each shareholder contribute to the Fund's capital his pro rata portion of the total number of shares required to be cancelled in order to maintain a net asset value of $1.00 per share of the Fund. EACH SHAREHOLDER WILL BE DEEMED TO HAVE AGREED TO SUCH A CONTRIBUTION IN THESE CIRCUMSTANCES BY HIS INVESTMENT IN THE FUND.

  The Fund values its money market investments as follows: (1) money market investments maturing in sixty days or less are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest approximates market; and (2) money market investments maturing in more than sixty days for which market quotations are readily available are valued at current market value. All other investments are valued at market value or, where market quotations are not readily available, at fair value as determined in good faith by the Fund's Board of Trustees.

------------------------------------------------------------------------------
DIVIDENDS AND TAXES
------------------------------------------------------------------------------

  The Fund has qualified and intends to qualify in the future as a regulated investment company under the Internal Revenue Code (the "Code"). The Fund qualifies if, among other things, it distributes to its shareholders at least 90% of its net investment income for its fiscal year. The Fund also intends to make timely distributions, if necessary, sufficient in amount to avoid the nondeductible 4% excise tax imposed on a regulated investment company to the extent that it fails to distribute, with respect to each calendar year, at least 98% of its ordinary income for such calendar year and 98% of its net capital gains for the one-year period ending on October 31 of such calendar year. Any taxable distribution declared in October, November, or December to shareholders of record in such a month, and paid by the following January 31, will be includable in the taxable income of shareholders on December 31 of the year in which such distributions were declared. If the Fund qualifies and if it distributes substantially all of its net investment income and net capital gains, if any, to shareholders, it will be relieved of any federal income tax liability.

  The Fund declares dividends daily from its net investment income and net capital gains, if any, and makes distributions to its shareholders monthly. Shareholders receive Fund distributions in the form of additional shares of that class of shares upon which the distribution is based or, at the shareholder's option, in cash. Fund distributions in the form of additional shares are made at net asset value without the imposition of a sales charge.

  Because Class B and Class C shares bear the costs of distribution of their shares through a higher annual distribution fee than Class A shares, expenses attributable to Class B shares and Class C shares will generally be higher, and income distributions paid by the Fund with respect to Class A shares will generally be greater, than those paid with respect to Class B and Class C shares.

  For federal income tax purposes, income dividends and net short-term gains distributions are taxable as ordinary income. Dividends and distributions may also be subject to state and local taxes. The Fund advises its shareholders annually as to the federal tax status of all distributions made during the year.

------------------------------------------------------------------------------
FUND MANAGEMENT AND EXPENSES
------------------------------------------------------------------------------

FUND MANAGEMENT
  Subject to the general supervision of the Fund's Board of Trustees, Keystone Management, located at 200 Berkeley Street, Boston, Massachusetts 02116-5034, serves as investment manager to the Fund and is responsible for the overall management of the Fund's business and affairs. Keystone Management, organized in 1989, is a wholly-owned subsidiary of Keystone. Its directors and principal executive officers have been affiliated with Keystone, a seasoned investment adviser, for a number of years. Keystone Management also serves as investment manager to each of the funds in the Keystone Fund Family and to certain other funds in the Keystone Investments Family of Funds.

  The Fund pays Keystone Management a fee for its services at the following annual rate:

    (1) .50 of 1% of the average daily value of the net assets of the Fund on the first $500,000,000 of such assets; plus

    (2) .45 of 1% of the average daily value of the net assets of the Fund that exceed $500,000,000 and are less than $1,000,000,000; plus

    (3) .40 of 1% of the average daily value of the net assets of the Fund that are $1,000,000,000 or more computed and accrued as of the close of each business day.

  Pursuant to its Management Agreement with the Fund, Keystone Management has delegated its investment management functions, except for certain administrative and management services to be performed by Keystone Management, to Keystone and has entered into an Advisory Agreement with Keystone under which Keystone provides investment advisory and management services to the Fund. Services performed by Keystone Management include (1) performing research and planning with respect to (a) the Fund's qualification as a regulated investment company under Subchapter M of the Code, (b) tax treatment of the Fund's portfolio investments, (c) tax treatment of special corporate actions (such as reorganizations), (d) state tax matters affecting the Fund, and (e) the Fund's distributions of income and capital gains; (2) preparing the Fund's federal and state tax returns; (3) providing services to the Fund's shareholders in connection with federal and state taxation and distributions of income and capital gains.

  Keystone, located at 200 Berkeley Street, Boston, Massachusetts 02116-5034, has provided investment advisory and management services to investment companies and private accounts since it was organized in 1932. Keystone is a wholly-owned subsidiary of Keystone Investments, Inc. (formerly named Keystone Group, Inc.) ("Keystone Investments"), located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

  Keystone Investments is a corporation predominantly owned by current and former members of management of Keystone and its affiliates. The shares of Keystone Investments common stock beneficially owned by management are held in a number of voting trusts, the trustees of which are George S. Bissell, Albert
H. Elfner, III, Edward F. Godfrey and Ralph J. Spuehler, Jr. Keystone Investments provides accounting, bookkeeping, legal, personnel and general corporate services to Keystone Management, Keystone, their affiliates and the Keystone Investments Family of Funds.

  Pursuant to its Advisory Agreement with Keystone Management, Keystone receives for its services an annual fee representing 85% of the management fee received by Keystone Management under its Management Agreement with the Fund.

  During the fiscal year ended June 30, 1995, the Fund paid or accrued to Keystone Management investment management fees and administrative service fees of $1,923,870, which represented 0.50% of the Fund's average net assets. Of such amount paid to Keystone Management, $1,635,290 was paid to Keystone for its services to the Fund.

  The Fund has adopted a Code of Ethics incorporating policies on personal securities trading as recommended by the Investment Company Institute.

FUND EXPENSES
  In addition to the investment advisory and management fees discussed above, the principal expenses that the Fund is expected to pay include, but are not limited to, expenses of its transfer agent, its custodian and its independent auditors; fees of its independent Trustees ("Independent Trustees"); expenses of shareholders' and Trustees' meetings; fees payable to government agencies, including registration and qualification fees of the Fund and its shares under federal and state securities laws; expenses of preparing, printing and mailing Fund prospectuses, notices, reports and proxy material and certain extraordinary expenses. In addition, each class will pay all of the expenses attributable to it. Such expenses are currently limited to Distribution Plan expenses. The Fund will also pay its brokerage commissions, interest charges and taxes.

  During the fiscal year ended June 30, 1995, the Fund paid or accrued $24,777 to Keystone Investments, as reimbursement for certain accounting and printing services provided to the Fund, and $866,507 was paid or accrued to Keystone Investor Resource Center, Inc. ("KIRC"), the Fund's transfer and dividend disbursing agent, for shareholder services. KIRC is a wholly-owned subsidiary of Keystone.

SECURITIES TRANSACTIONS
  Under policies established by the Board of Trustees, Keystone selects broker-dealers to execute transactions subject to the receipt of best execution. When selecting broker-dealers to execute portfolio transactions for the Fund, Keystone may follow a policy of considering as a factor the number of shares of the Fund sold by such broker-dealers. In addition, broker-dealers may, from time to time, be affiliated with the Fund, Keystone Management, Keystone, the Fund's principal underwriter or their affiliates.

PORTFOLIO TURNOVER
  The Fund will not trade in securities for short-term profits, but, when circumstances warrant, securities may be sold without regard to the length of time held.

------------------------------------------------------------------------------
HOW TO BUY SHARES
------------------------------------------------------------------------------

  Keystone Investment Distributors Company (formerly named Keystone Distributors, Inc.) (the "Principal Underwriter") serves as the Fund's principal underwriter. The Principal Underwriter is a wholly-owned subsidiary of Keystone and is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

  All classes of Fund shares are sold on a continuing basis without a sales load at net asset value, which is expected to be $1.00 per share on each day on which banks in both Boston and New York are open for business. An initial purchase of Fund shares must be at least $1,000. There is no minimum amount for subsequent purchases.

  Investors may purchase shares by the methods described below.

BY FEDERAL RESERVE OR BANK WIRE  (immediate credit for purchase of funds)

  Instruct your bank to forward federal funds to:

  State Street Bank and Trust Co. -- Boston
  ABA #0110-0002-8
  Keystone Liquid Trust No. 0127-654-2
  Shareholder Account Name                                      (As registered
  Shareholder Account Number                                    with the Fund)
  Attn: Dept. H.L.

  To open a new account, please observe the following procedures:

  (1) The wire must (a) carry the account name as it is to be registered and
      (b) state that it is a "new account." An account number will be assigned when the account is opened.

  (2) A completed application and order form must be mailed to the Fund at the address shown at the top of the form. The completed form may be sent after the wire.

  The minimum amount for subsequent wire investments is $2,500. Some banks may charge for wires.

BY CHECK
  Make your check or negotiable bank draft payable to "Keystone Liquid Trust," include the check with a completed application and mail to:

  Keystone Investor Resource Center, Inc.
  P.O. Box 2121
  Boston, MA 02106-2121

  For subsequent purchases be sure to include the detachable purchase stub from your account statement.

GENERAL
  Brokers, banks and other financial institutions may assist their clients in effecting transactions in the Fund's shares and may charge a fee for these services.

  Orders for the purchase of Fund shares become effective at the next transaction time after federal funds or bank wire monies become available to State Street Bank and Trust Company ("State Street") for a shareholder's investment. The Fund's transaction time is the close of trading on the Exchange (currently 4:00 p.m. Eastern time). Investments by wire received before 4:00 p.m. will become effective as of 4:00 p.m. and begin accruing dividends the next business day. Purchase orders are accepted only on a day on which the Exchange and State Street are open for business.

  Money transmitted by a check drawn on a member of the Federal Reserve System is converted to federal funds in one or two business days following receipt. Checks drawn on banks that are not members of the Federal Reserve System may take longer. Investments by checks that are scheduled for conversion to federal funds on a given day will become effective as of 4:00 p.m. and receive the dividend on Fund shares declared as of 4:00 p.m. on the following day. All payments other than in federal funds (including checks from individual investors) must be in U.S. dollars.

  Your purchase of shares will be confirmed to you and your shares credited to your account at the net asset value. Share certificates are not issued, except upon the written request of a shareholder. Certificates are not issued for fractional shares. Certificate shares are not eligible for the checking, telephone, or monthly or quarterly redemption procedures. The Fund reserves the right to reject any purchase order.

  If you desire assistance in filling out the application form or have questions, call KIRC toll free at 1-800-343-2898.

SUB-ACCOUNTING
  The Fund offers free "sub-accounting" service to banks, brokers, investment advisers and others who have multiple accounts. Multiple accounts may be carried under one master account. Transaction advices and monthly reports are provided for each sub-account individually, and that information also is included in summary master account reports. For information concerning sub-accounting, call KIRC at the telephone number listed above.

------------------------------------------------------------------------------
ALTERNATIVE SALES OPTIONS
------------------------------------------------------------------------------

  Generally, the Fund offers three classes of shares:

CLASS A SHARES -- NO LOAD OPTION
  Class A shares are sold without a sales charge at the time of purchase.

CLASS B SHARES -- BACK END LOAD OPTION
  Class B shares are sold without a sales charge at the time of purchase, but are, with certain exceptions, subject to a contingent deferred sales charge if they are redeemed. Class B shares purchased on or after June 1, 1995 are subject to a contingent deferred sales charge if redeemed during the 72 month period commencing with and including the month of purchase. Class B shares purchased prior to June 1, 1995 are subject to a deferred sales charge upon redemption during the four calendar years following purchase. Class B shares purchased on or after June 1, 1995 that have been outstanding for eight years from and including the month of purchase will automatically convert to Class A shares without the imposition of a front-end sales charge or exchange fee. Class B shares purchased prior to June 1, 1995 will retain their existing conversion rights.

CLASS C SHARES -- LEVEL LOAD OPTION
  Class C shares are sold without a sales charge at the time of purchase, but are subject to a deferred sales charge if they are redeemed within one year after the date of purchase. Class C shares are available only through dealers who have entered into special distribution agreements with the Principal Underwriter.

  Each class of shares, pursuant to its Distribution Plan, pays an annual service fee of 0.25% of the Fund's average daily net assets attributable to that class. In addition to the 0.25% service fee, the Class B and C Distribution Plans provide for the payment of an annual distribution fee of up to 0.75% of the average daily net assets attributable to their respective classes. As a result, income distributions paid by the Fund with respect to Class B and Class C shares will generally be less than those paid with respect to Class A shares.

  In general, three Fund share classes have been established so that investors in each class of any Keystone America Fund who wish to take advantage of the exchange privilege within the Keystone America Fund Family can have a money market fund exchange option available to them. Investors purchasing shares of the Fund without regard to the availability of exchanges should consider Class A shares because there is no distribution fee. (In the event of an exchange for Class A shares of a Keystone America Fund, the applicable front end sales charge will be imposed.) Investors who wish to have the ability to exchange their shares for Class B or Class C shares of other Keystone America Funds should consider purchasing Class B or Class C shares of the Fund, depending on the amount and intended length of the investment.

  The Fund will not normally accept any purchase of Class B shares in the amount of $250,000 or more, and will not normally accept any purchase of Class C shares in the amount of $1,000,000 or more.

CLASS A SHARES
  Class A shares are offered at net asset value without an initial sales charge.

CLASS A DISTRIBUTION PLAN
  The Fund has adopted a Distribution Plan with respect to its Class A shares ("Class A Distribution Plan") that provides for expenditures, which are currently limited to 0.25% annually of the average daily net asset value of Class A shares, to pay expenses associated with the distribution of Class A shares. Amounts paid by the Fund to the Principal Underwriter under the Class A Distribution Plan are currently used to pay others, such as dealers, service fees at an annual rate of up to 0.25% of the average daily net asset value of Class A shares maintained by such recipients and outstanding on the books of the Fund for specified periods.

CLASS B SHARES
  Class B shares are offered at net asset value, without an initial sales charge.

  With respect to Class B shares purchased on or after June 1, 1995, the Fund, with certain exceptions, imposes a deferred sales charge in accordance with the following schedule:
                                                 DEFERRED
                                                  SALES
                                                  CHARGE
REDEMPTION TIMING                                IMPOSED
-----------------                                -------

First twelve month period ....................    5.00%
Second twelve month period ...................    4.00%
Third twelve month period ....................    3.00%
Fourth twelve month period ...................    3.00%
Fifth twelve month period ....................    2.00%
Sixth twelve month period ....................    1.00%


No deferred sales charge is imposed on amounts redeemed thereafter.

  With respect to Class B shares sold prior to June 1, 1995, the Fund, with certain exceptions, imposes a deferred sales charge of 3.00% on shares redeemed during the calendar year of purchase and the first calendar year after the year of purchase; 2.00% on shares redeemed during the second calendar year after the year of purchase; and 1.00% on shares redeemed during the third calendar year after the year of purchase. No deferred sales charge is imposed on amounts redeemed thereafter. If imposed, the deferred sales charge is deducted from the redemption proceeds otherwise payable to you. The deferred sales charge is retained by the Principal Underwriter. Amounts received by the Principal Underwriter under the Class B Distribution Plans are reduced by deferred sales charges retained by the Principal Underwriter. See "Contingent Deferred Sales Charge and Waiver of Sales Charges" below.

  Class B shares purchased on or after June 1, 1995 that have been outstanding for eight years from and including the month of purchase will automatically convert to Class A shares (which are subject to a lower Distribution Plan charge) without imposition of a front-end sales charge or exchange fee. Class B shares purchased prior to June 1, 1995 will similarly convert to Class A shares at the end of seven calendar years after the year of purchase. (Conversion of Class B shares represented by share certificates will require the return of the share certificates to KIRC.) The Class B shares so converted will no longer be subject to the higher expenses borne by Class B shares. Under current law, it is the Fund's opinion that such a conversion will not constitute a taxable event under federal income tax law. In the event that this ceases to be the case, the Board of Trustees will consider what action, if any, is appropriate and in the best interests of the Class B shareholders.

CLASS B DISTRIBUTION PLANS
  The Fund has adopted Distribution Plans with respect to its Class B shares ("Class B Distribution Plans") that provide for expenditures at an annual rate of up to 1.00% of the average daily net asset value of Class B shares to pay expenses of the distribution of Class B shares. Payments under the Class B Distribution Plans are currently made to the Principal Underwriter (which may reallow all or part to others, such as dealers) (1) as commissions for Class B shares sold and (2) as shareholder service fees. Amounts paid or accrued to the Principal Underwriter under (1) and (2) in the aggregate may not exceed the annual limitation referred to above.

  The Principal Underwriter generally reallows to brokers or others a commission equal to 4.00% of the price paid for each Class B share sold plus the first year's service fee in advance in the amount of 0.25% of the price paid for each Class B share sold. Beginning approximately 12 months after the purchase of a Class B share, the broker or other party will receive service fees at an annual rate of 0.25% of the average daily net asset value of such Class B share maintained by the recipient outstanding on the books of the Fund for specified periods. See "Distribution Plans" below.

CLASS C SHARES
  Class C shares are available only through dealers who have entered into special distribution agreements with the Principal Underwriter. Class C shares are offered at net asset value without an initial sales charge. With certain exceptions, the Fund may impose a deferred sales charge of 1.00% on shares redeemed within one year after the date of purchase. No deferred sales charge is imposed on amounts redeemed thereafter. If imposed, the deferred sales charge is deducted from the redemption proceeds otherwise payable to you. The deferred sales charge is retained by the Principal Underwriter. See "Contingent Deferred Sales Charge and Waiver of Sales Charges" below.

CLASS C DISTRIBUTION PLAN
  The Fund has adopted a Distribution Plan with respect to its Class C shares ("Class C Distribution Plan") that provides for expenditures at an annual rate of up to 1.00% of the average daily net asset value of Class C shares to pay expenses of the distribution of Class C shares. Amounts paid by the Fund under the Class C Distribution Plan are currently used to pay others (dealers) (1) a payment at the time of purchase normally equal to 1.00% of the value of each share sold, such payment to consist of a commission in the amount of 0.75% plus the first year's service fee in advance in the amount of 0.25%; and (2) beginning approximately fifteen months after purchase, a commission at an annual rate of 0.75% (subject to NASD rules -- see "Distribution Plans") plus service fees at an annual rate of 0.25%, respectively, of the average daily net asset value of each share maintained by such recipients outstanding on the books of the Fund for specified periods. See "Distribution Plans" below.

CONTINGENT DEFERRED SALES CHARGE AND WAIVER OF SALES CHARGES
  Any contingent deferred sales charge imposed upon the redemption of Class B or Class C shares is a percentage of the lesser of (1) the net asset value of the shares redeemed or (2) the net asset value at the time of purchase of such shares. No contingent deferred sales charge is imposed when you redeem amounts derived from (1) increases in the value of your account above the net cost of such shares due to increases in the net asset value per share of the Fund; (2) certain shares with respect to which the Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions; (3) Class C shares held for more than one year from the date of purchase; or (4) Class B shares held during more than four consecutive calendar years or more than 72 months after purchase, as the case may be. Upon request for redemption, shares not subject to the contingent deferred sales charge will be redeemed first. Thereafter, shares held the longest will be the first to be redeemed.

  The Fund also may sell Class A, Class B or Class C shares at net asset value without a contingent deferred sales charge to certain Directors, Trustees, officers and employees of the Fund and Keystone and certain of their affiliates, to registered representatives of firms with dealer agreements with the Principal Underwriter and to a bank or trust company acting as a trustee for a single account.

  In addition, no contingent deferred sales charge is imposed on a redemption of shares of the Fund in the event of (1) death or disability of the shareholder; (2) a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA"); (3) automatic withdrawals from ERISA plans if the shareholder is at least 59 1/2 years old; (4) involuntary redemptions of accounts having an aggregate net asset value of less than $1,000; (5) automatic withdrawals under an automatic withdrawal plan of up to 1 1/2% per month of the shareholder's initial account balance; (6) withdrawals consisting of loan proceeds to a retirement plan participant; (7) financial hardship withdrawals made by a retirement plan participant; or (8) withdrawals consisting of returns of excess contributions or excess deferral amounts made to a retirement plan participant.

ARRANGEMENTS WITH BROKER-DEALERS AND OTHERS
  The Principal Underwriter may, from time to time, provide promotional incentives, including reallowance of up to the entire sales charge, to certain dealers whose representatives have sold or are expected to sell significant amounts of Fund shares. In addition, dealers may from time to time receive additional cash payments. The Principal Underwriter may also provide written information to dealers with whom it has dealer agreements that relates to sales incentive campaigns conducted by such dealers for their representatives as well as financial assistance in connection with pre-approved seminars, conferences and advertising. No such programs or additional compensation will be offered to the extent they are prohibited by the laws of any state or any self-regulatory agency such as the NASD.

  The Principal Underwriter may, at its own expense, pay concessions in addition to those described above to dealers that satisfy certain criteria established from time to time by the Principal Underwriter. These conditions relate to increasing sales of shares of the Keystone funds over specified periods and certain other factors. Such payments may, depending on the dealer's satisfaction of the required conditions, be periodic and may be up to 0.25% of the value of shares sold by such dealer.

  The Principal Underwriter also may pay banks and other financial services firms that facilitate transactions in shares of the Fund for their clients a transaction fee up to the level of the payments made allowable to dealers for the sale of such shares as described above. The Glass-Steagall Act currently limits the ability of a depository institution (such as a commercial bank or a savings and loan association) to become an underwriter or distributor of securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from accepting payments under the arrangement described above, or should Congress relax current restrictions on depository institutions, the Board of Trustees will consider what action, if any, is appropriate.

  In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

------------------------------------------------------------
DISTRIBUTION PLANS
------------------------------------------------------------------------------

  As discussed above, the Fund bears some of the costs of selling its shares under Distribution Plans adopted with respect to its Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act.

  NASD rules limit the amount that a Fund may pay annually in distribution costs for sale of its shares and shareholder service fees. The NASD limits annual expenditures to 1% of the aggregate average daily net asset value of its shares, of which 0.75% may be used to pay such distribution costs and 0.25% may be used to pay shareholder service fees. NASD rules also limit the aggregate amount which the Fund may pay for such distribution costs to 6.25% of gross share sales since the inception of the 12b-1 Distribution Plans, plus interest at the prime rate plus 1% on such amounts (less any contingent deferred sales charges paid by shareholders to the Principal Underwriter) remaining unpaid from time to time.

  The Principal Underwriter intends, but is not obligated, to continue to pay or accrue distribution charges incurred in connection with the Class B Distribution Plans that exceed current annual payments permitted to be received by the Principal Underwriter from the Fund. The Principal Underwriter intends to seek full payment of such charges from the Fund (together with annual interest thereon at the prime rate plus one percent) at such time in the future as, and to the extent that, payment thereof by the Fund would be within the permitted limits.

  If the Fund's Independent Trustees authorize such payments, the effect would be to extend the period of time during which the Fund incurs the maximum amount of costs allowed by a Distribution Plan. If a Distribution Plan is terminated, the Principal Underwriter will ask the Independent Trustees to take whatever action they deem appropriate under the circumstances with respect to payment of such amounts.

  In connection with financing its distribution costs, including commission advances to dealers and others, the Principal Underwriter has sold to a financial institution substantially all of its 12b-1 fee collection rights and contingent deferred sales charge collection rights in respect of Class B shares sold during the two-year period commencing approximately June 1, 1995. The Fund has agreed not to reduce the rate of payment of 12b-1 fees in respect of such Class B shares unless it terminates such shares' Distribution Plan completely. If it terminates such Distribution Plan, the Fund may be subject to possible adverse distribution consequences.

  Each of the Distribution Plans may be terminated at any time by vote of the Independent Trustees or by vote of a majority of the outstanding voting shares of the respective class.

  Unreimbursed distribution expenses at year-end June 30, 1995 for Class B and Class C shares were $746,584 (10.25% of Class B net assets) and $825,276 (20.07% of Class C net assets), respectively.

  For the year ended June 30, 1995, the Fund paid the Principal Underwriter $343,747, $119,037 and $70,834 in Distribution Plan fees for Class A, Class B and Class C, respectively. These fees represent 0.09%, 1.00% and 1.00% of the average net assets of Class A, B, and C shares, respectively.

  Dealers or others may receive different levels of compensation depending on which class of shares they sell. Payments pursuant to a Distribution Plan are included in the operating expenses of the class.

------------------------------------------------------------------------------
HOW TO REDEEM SHARES
------------------------------------------------------------------------------

  Shareholders may redeem Fund shares at their net asset value, expected to be a constant $1.00 per share, next determined after receipt by the Fund of a proper redemption request as described below. Shareholders may use one or more of the methods listed below to redeem shares. Shareholders wishing to use a redemption method other than the mail must complete the appropriate portions of the Fund's application and may be asked to provide additional documentation as more fully described under "Applications" below.

  If imposed, the deferred sales charge is deducted from the redemption proceeds otherwise payable to you.

  At various times, the Fund may be requested to redeem shares for which it has not yet received good payment. In such a case, the Fund may delay the mailing of a redemption check or the wiring or Electronic Fund Transfer ("EFT") of redemption proceeds until good payment has been collected for the purchase of such shares. This may take 15 days. Any delay may be avoided by purchasing shares either with a certified check or by Federal Reserve or bank wire of funds or by EFT. Although the mailing of a redemption check or the wiring or EFT of redemption proceeds may be delayed, the redemption value will be determined and the redemption processed in the ordinary course of business upon receipt of proper documentation. In such a case, after the redemption and prior to the release of the proceeds, no appreciation or depreciation will occur in the value of the redeemed shares, and no interest will be paid on the redemption proceeds. If the payment of a redemption has been delayed, the check will be mailed or the proceeds wired or sent EFT promptly after good payment has been collected.

  The Fund computes the amount due you at the close of the Exchange at the end of the day on which it has received all proper documentation from you. Payment of the amount due on redemption, less any applicable contingent deferred sales charge (as described above), will be made within seven days thereafter except as discussed herein.

  When requesting a redemption, a shareholder should state the redemption amount. The redemption order should also include the account name as registered with the Fund and the account number.

  If a shareholder withdraws the entire amount in his or her account at any time during the month, all dividends declared but not yet paid on the shareholder's shares will be paid at the time of such withdrawal. Any former shareholder, when reinvesting, should indicate his or her former account number on the application or correspondence.

BY CHECK
  If requested, the Fund will establish a checking account for each class of shares held by the shareholder with State Street. Checks may be drawn for $500 or more payable to anyone. When a check is presented to State Street for payment, it will cause the Fund to redeem at the net asset value next determined a sufficient number of the shareholder's shares to cover the check. A shareholder thereby receives the daily dividends declared on the shares to be redeemed to cover the check through the day State Street instructs the Fund to redeem them. There is currently no charge to the shareholder for this checking account.

BY TELEPHONE
  A shareholder may redeem any amount from his or her account by calling toll-free 1-800-343-2898 or by using the Keystone Automated Response Line ("KARL"). (See the "Shareholder Services" section of this prospectus for a description of KARL.)

  In order to insure that instructions received by KIRC are genuine when you initiate a telephone transaction, you will be asked to verify certain criteria specific to your account. At the conclusion of the transaction, you will be given a transaction number confirming your request, and written confirmation of your transaction will be mailed the next business day. Your telephone instructions will be recorded. Redemptions by telephone are allowed only if the address and bank account of record have been the same for a minimum period of 30 days.

  If the redemption proceeds are less than $2,500, they will be mailed by check. If they are $2,500 or more, they will be mailed or wired to your previously designated bank account as you direct. If you do not specify how you wish your redemption proceeds to be sent, they will be mailed by check.

  If you cannot reach the Fund by telephone, you should follow the procedures for redeeming by mail or through a broker as set forth herein.

BY MAIL
  A shareholder may withdraw any amount from his or her account at any time by mail. Written requests for withdrawal, accompanied by properly endorsed certificates, if issued, should be sent to the Fund, c/o KIRC. Each written request for redemption and all accompanying certificates must be signed by the shareholder with SIGNATURES GUARANTEED in the manner prescribed under "Applications" below. Further documentation may be required from corporations, fiduciaries, partnerships and other shareholders.

  When a written redemption request is received, the Fund redeems the required amount at the net asset value next determined. Redemption proceeds are normally mailed by check the next business day. If instructed in the written redemption request, the Fund will mail the check to a designated account at the shareholder's bank.

APPLICATIONS
  In order to use any of the foregoing redemption methods other than by mail, or to change the authority of any person to make redemptions under any such method, a shareholder must sign and complete the appropriate portions of the Fund's application. Shareholders other than individuals who wish to use any of the other redemption methods may be required to provide other documentation. An application accompanies this prospectus. Applications are also available from the Fund by calling toll-free 1-800-343-2898 or by writing KIRC. When a shareholder submits an application, the Fund will notify the shareholder of any additional documents it requires to permit the shareholder to use the redemption methods the shareholder has designated.

  If the designated redemption methods are to be used for the shareholder's existing account, or if the authority of a person to make redemptions under any of the redemption methods is being changed (including a change in a signature on a signature card for a checking account), the shareholder's signature on the application (or the signature card) must be guaranteed by a member firm of the New York, American, Boston, Midwest or Pacific Stock Exchanges, by any U.S. national banking association or by other persons eligible to guarantee signatures under the Securities Exchange Act of 1934 and KIRC's policies.

SMALL ACCOUNTS
  Because of the high cost of maintaining small accounts, the Fund reserves the right to redeem your account if its value has fallen below $1,000, the current minimum investment level, as a result of your redemptions (but not as a result of market action). You will be notified in writing and allowed 60 days to increase the value of your account to the minimum investment level.

GENERAL
  The checking account described in this prospectus will be subject to State Street's rules and regulations governing checking accounts. If there is an insufficient number of shares in a shareholder's account when a check is presented to State Street for payment, the check will be returned. If a shareholder presents a check on his or her account in person to State Street, it will be treated as a redemption by mail received that day.

  Since the aggregate amount in a shareholder's account changes each day because of the daily dividend, a shareholder should not attempt to withdraw the full amount in his or her account by using a check.

  For Fund purposes, a business day (during which purchases and redemptions of Fund shares can become effective and the transmittal of redemption proceeds can occur) is any day the Exchange is open for trading that is not an official bank holiday for the Fund's custodian bank. The right of redemption may be suspended or the date of payment postponed (1) for any period during which the Exchange is closed, other than customary weekend and holiday closings; (2) when trading on the Exchange is restricted or an emergency exists, as determined by the Securities and Exchange Commission; or (3) when the Securities and Exchange Commission has ordered such a suspension for the protection of shareholders.

  Subject to the limitation described above for shares purchased by check, redemption proceeds are normally wired or mailed either the same or the next business day, but in no event later than seven days after receipt of a proper redemption request unless redemptions have been suspended or postponed as described above.

  The value of a shareholder's investment at the time of redemption may be more or less than his or her cost depending on the market value of the securities held by the Fund at such time and the income earned.

  The Fund reserves the right, at any time, to terminate, suspend or change the terms of any redemption method described in this prospectus, except redemption by mail, and to impose fees. State Street reserves the right, at any time, to terminate, suspend or change the terms of the offered checking account and to impose fees.

  Except as otherwise noted, neither the Fund, KIRC nor the Principal Underwriter assumes responsibility for the authenticity of any instructions received by any of them from a shareholder in writing, over KARL or by telephone. KIRC will employ reasonable procedures to confirm that instructions received over KARL or by telephone are genuine. Neither the Fund, KIRC nor the Principal Underwriter will be liable when following instructions received over KARL or by telephone that KIRC reasonably believes to be genuine.

------------------------------------------------------------------------------
MONTHLY DISTRIBUTION PLANS
------------------------------------------------------------------------------

  Without affecting the shareholder's right to use any of the methods of redemption described above, a shareholder may also elect to participate in the plans described below.

AUTOMATIC EXCHANGE PLAN
  Subject to the exchange restrictions set forth below and any other applicable exchange restrictions, you may elect to have a prestated amount automatically exchanged from your Fund account to any other Keystone fund. This exchange may be made either monthly or quarterly. There is a $100 minimum for each exchange, and there may be a minimal charge for each transaction. Upon written notice, you may change the amount to be exchanged, the frequency or the fund designated to receive such exchanges.

AUTOMATIC WITHDRAWAL PLAN
  Under the Fund's Automatic Withdrawal Plan, shareholders may request that they receive a monthly check in any specified amount of $100 or more. Upon written notice, the frequency and amount of such payments may be changed by the shareholder at any time. Depending upon the amount requested to be paid, the Fund's yield and the size of the shareholder's account, the specified distribution may in part include some return of capital. If the return of capital is continued it may possibly exhaust the shareholder's investment in the Fund.

------------------------------------------------------------------------------
SHAREHOLDER SERVICES
------------------------------------------------------------------------------

KEYSTONE AUTOMATED RESPONSE LINE
  The Keystone Automated Response Line offers shareholders specific fund account information and price and yield quotations as well as the ability to effect account transactions, including investments, exchanges and redemptions. Shareholders may access KARL by dialing toll free 1-800-346-3858 on any touch-tone telephone, 24 hours a day, seven days a week.

EXCHANGES
  Generally, if you have obtained the appropriate prospectus, you may exchange Class A shares of the Fund that you purchased directly for shares of any of the funds in the Keystone Fund Family, Keystone Precious Metals Holdings, Inc. ("KPMH"), Keystone International Fund Inc. ("KIF"), Keystone Tax Exempt Trust ("KTET") or Keystone Tax Free Fund ("KTFF"). This exchange privilege may be restricted for shareholders wishing to exchange Fund shares that the shareholder acquired in a prior exchange transaction using shares of any fund in the Keystone Fund Family, KPMH, KIF, KTET or KTFF.

  A Fund shareholder exchanging into any such Keystone fund acquires his or her shares subject to the sales charges, deferred sales charges or other fees imposed by the new fund as they may apply.

  In addition, you may exchange shares of the Fund for shares of Keystone America Funds as follows:

    Class A shares may be exchanged for Class A shares of certain Keystone America Funds;

    Class B shares, except as noted below, may be exchanged for the same type of Class B shares of certain Keystone America Funds; and

    Class C shares may be exchanged for Class C shares of certain Keystone America Funds.

  Class B shares purchased on or after June 1, 1995 cannot be exchanged for Class B shares of Keystone Capital Preservation and Income Fund during the 24 month period commencing with and including the month of original purchase.

  The exchange of Class B shares and Class C shares will not be subject to a contingent deferred sales charge. However, if the shares being tendered for exchange are:

  (1) Class B shares which have been held for less than 72 months or four years, as the case may be, or

  (2) Class C shares which have been held for less than one year,

and are still subject to a deferred sales charge, such charge will carry over to the shares being acquired in the exchange transaction.

  You may exchange shares by calling toll free 1-800-343-2898, by writing KIRC or by calling KARL.

  Subject to the foregoing restrictions, Fund shares purchased by check may be exchanged for shares of the named funds, other than KPMH, KTET or KTFF, after 15 days, provided good payment for the purchase of Fund shares has been collected. In order to exchange Fund shares for shares of KPMH, KTET or KTFF, a shareholder must have held Fund shares for a period of six months.

  You may exchange your shares as described above for another Keystone fund for a $10 fee by calling or writing to Keystone. The exchange fee is waived for individual investors who make an exchange using KARL. Shares of the Fund purchased directly and not by prior exchange into the Fund are not subject to an exchange fee upon exchange into another fund. The Fund reserves the right to change the fee charged for any exchange.

  Orders for exchanges received by the Fund prior to 4:00 p.m. Eastern time on any day the funds are open for business will be executed at the respective net asset values determined as of the close of business that day. Orders for exchanges received after 4:00 p.m. Eastern time on any business day will be executed at the respective net asset values determined at the close of the next business day.

  An excessive number of exchanges may be disadvantageous to the Fund. Therefore, the Fund, in addition to its right to reject any exchange, reserves the right to terminate the exchange privilege of any shareholder who makes more than five exchanges of shares of the funds in a year or three in a calendar quarter.

  An exchange order must comply with the requirements for a redemption or repurchase order and must specify the dollar value or number of shares to be exchanged. Exchanges are subject to the minimum initial purchase requirements of the fund being acquired. An exchange constitutes a sale for federal income tax purposes.

  The exchange privilege is available only in states where shares of the fund being acquired may legally be sold.

RETIREMENT PLANS
  The Fund has various pension and profit-sharing plans available to investors, including Individual Retirement Accounts ("IRAs"); Rollover IRAs; Simplified Employee Pension Plans ("SEPs"); Tax Sheltered Annuity Plans ("TSAs"); 401(k) Plans; Keogh Plans; Corporate Profit-Sharing Plans, Pension and Target Benefit Plans; Money Purchase Pension Plans and Salary-Reduction Plans. For details, including fees and application forms, call toll free 1-800-247-4075 or write to KIRC.

AUTOMATIC INVESTMENT PLAN
  Shareholders may take advantage of investing on an automatic basis by establishing an automatic investment plan. Additional investments are drawn on a shareholder's checking account monthly and used to purchase Fund shares.

------------------------------------------------------------------------------
PERFORMANCE DATA
------------------------------------------------------------------------------

  From time to time, the Fund may advertise "yield" and "effective yield." BOTH YIELD FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. Yields are calculated separately for each class of shares of the Fund. The "yield" of a class refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly, but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. See the SAI for more complete information concerning performance calculations.

  The Fund may also include comparative performance information for each class of shares in advertising or marketing the Fund's shares, such as data from Lipper Analytical Services, Inc., Morningstar, Inc., Standard & Poor's Corporation and Ibbotson Associates or other industry publications.

------------------------------------------------------------------------------
FUND SHARES
------------------------------------------------------------------------------

  Generally, the Fund currently issues three classes of shares that participate in dividends and distributions and have equal voting, liquidation and other rights except that (1) expenses related to the distribution of each class of shares or other expenses that the Board of Trustees may designate as class expenses from time to time, are borne solely by each class; (2) each class of shares has exclusive voting rights with respect to its Distribution Plan; (3) each class has different exchange privileges; and (4) each class generally has a different designation. When issued and paid for, the shares will be fully paid and nonassessable by the Fund. Shares may be exchanged as explained under "Shareholder Services," but will have no other preference, conversion, exchange or preemptive rights. Shareholders are entitled to one vote for each full share owned and fractional votes for fractional shares. Shares of the Fund vote together except when required by law to vote separately by class. Shares are redeemable, transferable and freely assignable as collateral.

------------------------------------------------------------------------------
ADDITIONAL INFORMATION
------------------------------------------------------------------------------

  KIRC, 101 Main Street, Cambridge, Massachusetts 02142-1519, is a wholly-owned subsidiary of Keystone and serves as the Fund's transfer agent and dividend disbursing agent.

  When the Fund determines from its records that more than one account in the Fund is registered in the name of a shareholder or shareholders having the same address, upon written notice to those shareholders, the Fund intends, when an annual report or semi-annual report of the Fund is required to be furnished, to mail one copy of such report to that address.

  Except as otherwise stated in this prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in this prospectus without shareholder approval, including the right to impose or change fees for services provided.

------------------------------------------------------------------------------
                      ADDITIONAL INVESTMENT INFORMATION
------------------------------------------------------------------------------

                    DESCRIPTION OF CERTAIN INVESTMENTS AND
                 INVESTMENT TECHNIQUES AVAILABLE TO THE FUND

COMMERCIAL PAPER
  The Fund's investments in commercial paper are limited to those rated A-1 by S&P, Prime-1 by Moody's or F-1 by Fitch. These are the highest ratings assigned by such rating services.

OBLIGATIONS OF FOREIGN BRANCHES OF UNITED STATES BANKS
  The obligations of foreign branches of U.S. banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by government regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidences of ownership of such securities may be held outside the U.S., and the Fund may be subject to the risks associated with the holding of such property overseas. Various provisions of federal law governing domestic branches do not apply to foreign branches of domestic banks.

OBLIGATIONS OF UNITED STATES BRANCHES OF FOREIGN BANKS
  Obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a domestic bank.

MASTER DEMAND NOTES
  Master demand notes are unsecured obligations that permit the investment of fluctuating amounts by the Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the issuer, as borrower. Master demand notes may permit daily fluctuations in the interest rate and daily changes in the amount borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. Notes purchased by the Fund permit the Fund to demand payment of principal and accrued interest at any time (on not more than seven days' notice). Notes acquired by the Fund may have maturities of more than one year, provided that (1) the Fund is entitled to payment of principal and accrued interest upon not more than seven days' notice, and (2) the rate of interest on such notes is adjusted automatically at periodic intervals which normally will not exceed 31 days but may extend up to one year. The notes are deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period. Because these types of notes are direct lending arrangements between the lender and the borrower, such instruments are not normally traded, and there is no secondary market for these notes, although they are redeemable and thus repayable by the borrower at face value plus accrued interest at any time. Accordingly, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, Keystone considers, under standards established by the Fund's Board of Trustees, earning power, cash flow and other liquidity ratios of the borrower and will monitor the ability of the borrower to pay principal and interest on demand. These notes typically are not rated by credit rating agencies. Unless rated, the Fund will invest in them only if the issuer meets the criteria established for commercial paper discussed in the Statement of Additional Information, which limit such investments to commercial paper rated A-1 by S&P, Prime-1 by Moody's and F-1 by Fitch.

REPURCHASE AGREEMENTS
  The Fund may enter into repurchase agreements with member banks of the Federal Reserve System which have at least $1 billion in assets, primary dealers in U.S. government securities or other financial institutions believed by Keystone to be creditworthy. Such persons are required to be registered as U.S. government securities dealers with an appropriate regulatory organization. Under such agreements, the bank, primary dealer or other financial institution agrees upon entering into the contract to repurchase the security at a mutually agreed upon date and price, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price, and such value will be determined on a daily basis by marking the underlying securities to their market value. Although the securities subject to the repurchase agreement might bear maturities exceeding a year, the Fund only intends to enter into repurchase agreements which provide for settlement within a year and usually within seven days. Securities subject to repurchase agreements will be held by the Fund's custodian or in the Federal Reserve book entry system. The Fund does not bear the risk of a decline in the value of the underlying security unless the seller defaults under its repurchase obligation. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses including (1) possible declines in the value of the underlying securities during the period while the Fund seeks to enforce its rights thereto; (2) possible subnormal levels of income and lack of access to income during this period; and (3) expenses of enforcing its rights. The Board of Trustees has established procedures to evaluate the creditworthiness of each party with whom the Fund enters into repurchase agreements by setting guidelines and standards of review for Keystone and monitoring Keystone's actions with regard to repurchase agreements.

REVERSE REPURCHASE AGREEMENTS
  Under a reverse repurchase agreement, the Fund would sell securities and agree to repurchase them at a mutually agreed upon date and price. The Fund intends to enter into reverse repurchase agreements to avoid otherwise having to sell securities during unfavorable market conditions in order to meet redemptions. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the Fund's custodian containing liquid assets having a value not less than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities which the Fund is obligated to repurchase may decline below the repurchase price. Borrowing and reverse repurchase agreements magnify the potential for gain or loss on the portfolio securities of the Fund and, therefore, increase the possibility of fluctuation in the Fund's net asset value. This factor is known as leverage. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such determination. The staff of the Securities and Exchange Commission has taken the position that the 1940 Act treats reverse repurchase agreements as being included in the percentage limit on borrowings imposed on a Fund.

"WHEN ISSUED" SECURITIES
  The Fund may purchase securities on a when issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. When issued or delayed delivery transactions arise when securities are purchased by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of purchase. A forward commitment transaction is an agreement by the Fund to purchase or sell securities at a specified future date. When the Fund engages in when issued and delayed delivery transactions, the Fund relies on the buyer or seller, as the case may be, to consummate the sale. Failure to do so may result in the Fund missing the opportunity to obtain a price or yield considered to be advantageous. When issued and delayed delivery transactions may be expected to occur a month or more before delivery is due. However, no payment or delivery is made by the Fund until it receives payment or delivery from the other party to the transaction. The Securities and Exchange Commission has established certain requirements to assure that the Fund is able to meet its obligations under these contracts; for example, a separate account of liquid assets equal to the value of such purchase commitments may be maintained until payment is made. When issued and delayed delivery agreements are subject to risks from changes in value based upon changes in the level of interest rates and other market factors, both before and after delivery. The Fund does not accrue any income on such securities or currencies prior to their delivery. To the extent the Fund engages in when issued and delayed delivery transactions, it will do so for the purpose of acquiring portfolio securities consistent with its investment objectives and policies and not for the purpose of investment leverage. The Fund currently does not intend to invest more than 5% of its assets in when issued or delayed delivery transactions.

                          CERTIFICATE OF RESOLUTIONS
INSTRUCTIONS: Please fill in all information requested. Any change in the information must be made by a new Certificate of Resolutions.

1. VOTED: That STATE STREET BANK AND TRUST COMPANY, Boston, Massachusetts ("State Street"), its successors or assigns, be and hereby is designated a depository of this corporation or business trust, and is authorized and directed to pay and to charge to the account of this corporation or business trust without limit as to amount and without inquiry as to circumstance of issue or disposition of the proceeds, even if drawn or endorsed to any signing or endorsing officer or other officer of this corporation or business trust or tendered in payment of the individual obligation of any such officer or for his credit or for deposit to his personal account, any and all checks, drafts, notes, bills of exchange, or other orders for the payment of money upon State Street, its successors or assigns, or payable at the office thereof and signed on behalf of this corporation or business trust by any ------------ of its following officers, to wit (insert titles of officers rather than their names):
   ---------------------------------------------------------------------------
   ---------------------------------------------------------------------------
   ---------------------------------------------------------------------------
   ---------------------------------------------------------------------------
   ---------------------------------------------------------------------------
   ---------------------------------------------------------------------------

2. VOTED: That ---------------------------- is hereby authorized from time to
                         (Title)
   time (a) to complete and ex- ecute on behalf of this corporation or business trust one or more applications issued by Keystone Liquid Trust substantially in the form attached to its current prospectus and (b) to designate the bank and account referred to under Paragraph F-2, TELEPHONE REDEMPTIONS of such application.

3. VOTED: That the preceding votes shall remain in full force and effect until terminated by a subsequent vote and until written notice signed by the Secretary (Clerk) of this corporation or business trust of such subsequent vote is delivered in the case of Vote 1 to State Street and in the case of Vote 2 to Keystone Liquid Trust.

I, ------------------------------, (Secretary) (Clerk) of --------------------

-------------- , a corporation or business trust organized under the laws of the State of --------------------------------------------------------------- ,
do hereby certify that the above votes were duly adopted by the Board of Directors or Trustees of said corporation or business trust on the ----------- day of -------------------- 19 --------, in conformity with its Charter (or Trust Agreement) and By-Laws and are in full force and effect.

I further certify that the following persons are authorized to act in accordance with the foregoing vote, that the signatures set opposite their names are their true and correct signatures and that they have been duly elected or appointed to the offices in this corporation or business trust, if any, set opposite their names:

------------------------    ------------------------    ------------------------
          Name                       Signature                   Title

------------------------    ------------------------    ------------------------
          Name                       Signature                   Title

   In witness whereof, I hereunto set my hand and the seal of said corporation or business trust this --------------------------------------------- day of

------------------------------ 19 -------- .
*Confirmed

--------------------------------------    --------------------------------------
                                                         Secretary
                                                           Clerk
--------------------------------------
               (Title)

*If the Secretary, Clerk or other recording officer is authorized to act by the above resolutions, this certificate must be signed by another officer.

[Logo}  KEYSTONE
        INVESTMENTS

        Keystone Investment Distributors Company
        200 Berkeley Street
        Boston, Massachusetts 02116-5034
                                             [Recycle Logo]
KLT-P 10/95
16M

                                    KEYSTONE
                    ---------------------------------------

                                     Photo:
                              Grandfather pushing
                              Grandson on Bicycle


                    ---------------------------------------

                                     LIQUID
                                     TRUST

                                     [Logo]

                                 PROSPECTUS AND
                                  APPLICATION

                             KEYSTONE LIQUID TRUST

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION

                      STATEMENT OF ADDITIONAL INFORMATION

                             KEYSTONE LIQUID TRUST

                               OCTOBER 30, 1995

         This statement of additional information is not a prospectus, but relates to, and should be read in conjunction with, the prospectus of Keystone Liquid Trust (the "Fund") dated October 30, 1995. A copy of the prospectus may be obtained from Keystone Investment Distributors Company (formerly named Keystone Distributors, Inc.) (the "Principal Underwriter"), the Fund's principal underwriter, 200 Berkeley Street, Boston, MA 02116-5034, or your broker-dealer.

-------------------------------------------------------------------------------
                               TABLE OF CONTENTS
-------------------------------------------------------------------------------

                                                                       Page

                  The Fund's Objective and Policies                      2
                  Investment Restrictions                                2
                  Valuation and Redemption of Securities                 4
                  Distributions and Taxes                                5
                  Yield Quotations                                       5
                  Sales Charges                                          6
                  Distribution Plans                                     9
                  Trustees and Officers                                 12
                  Declaration of Trust                                  16
                  Investment Manager                                    17
                  Investment Adviser                                    20
                  Principal Underwriter                                 21
                  Brokerage                                             22
                  Additional Information                                24
                  Appendix                                             A-1
                  Financial Statements                                 F-1
                  Independent Auditors' Report                         F-13

-------------------------------------------------------------------------------
                       THE FUND'S OBJECTIVE AND POLICIES
-------------------------------------------------------------------------------

         The Fund's investment objective is to provide shareholders with high current income from short-term money market instruments while emphasizing preservation of capital and maintaining excellent liquidity. The Fund pursues this objective by investing in securities maturing in 397 days or less. See the Appendix to this statement of additional information for descriptions of instruments in which the Fund may invest.

-------------------------------------------------------------------------------
                            INVESTMENT RESTRICTIONS
-------------------------------------------------------------------------------

         None of the restrictions enumerated below may be changed without a vote of the holders of a majority, as defined in the Investment Company Act of 1940 (the "1940 Act"), of the Fund's outstanding shares. The Fund will not do the following:

         (1) invest more than 25% of its assets in the securities of issuers in any single industry, exclusive of securities issued by banks or securities issued or guaranteed by the United States ("U.S.") government, its agencies or instrumentalities;

         (2) invest more than 5% of its assets in the securities of any one issuer, including repurchase agreements with any one bank or dealer, exclusive of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

         (3) invest in more than 10% of the outstanding securities of any one issuer, exclusive of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities;

         (4) borrow money, except that, in an aggregate amount not to exceed one-third of the Fund's assets, including the amount borrowed, the Fund may (a) borrow money from banks on a temporary basis; or (b) enter into reverse repurchase agreements; amounts borrowed shall be used exclusively to facilitate the orderly maturation and sale of portfolio securities during any periods of abnormally heavy redemption requests, if they should occur;

         (5) pledge, hypothecate or in any manner transfer as security for indebtedness any securities owned or held by the Fund, except as may be necessary in connection with any borrowing mentioned above and in an aggregate amount not to exceed 15% of the Fund's assets;

         (6) make loans, provided that the Fund may purchase money market securities or enter into repurchase agreements;

         (7) enter into repurchase agreements if, as a result thereof, more than 10% of the Fund's assets would be subject to repurchase agreements maturing in more than seven days;

         (8) make investments for the purpose of exercising control over any issuer;

         (9) purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization;

         (10) invest in real estate, other than money market securities secured by real estate or interests therein, or money market securities issued by companies which invest in real estate or interests therein, commodities or commodity contracts, interests in oil, gas or other mineral exploration or development programs; except that the Fund may engage in currency or other financial futures contracts and related options transactions;

         (11) purchase any securities on margin;

         (12) make short sales of securities or maintain a short position or write, purchase or sell puts, calls, straddles, spreads or combinations thereof;

         (13) invest in securities of issuers, other than agencies and instrumentalities of the U.S. Government, having a record, together with predecessors, of less than three years of continuous operation if more than 5% of the Fund's assets would be invested in such securities;

         (14) purchase or retain securities of an issuer if those officers or Trustees of the Fund or Keystone who individually own more than 1/2% of the outstanding securities of such issuer, together own more than 5% of the securities of such issuer; and

         (15) act as an underwriter of securities.

         In order to comply with regulations adopted by the Securities and Exchange Commission relating to money market funds, the Fund will apply the 5% limit of assets invested in the securities of any one issuer, set forth in the third investment restriction above, to 100% of the Fund's assets.

         The Fund has no current intention of attempting to increase its net income by borrowing and currently intends to repay any borrowings made in accordance with the fourth investment restriction enumerated above before it makes any additional investments.

         The Fund intends to follow policies of the Securities and Exchange Commission as they are adopted from time to time with respect to illiquid securities, including, at this time (1) treating as illiquid securities which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued such securities on its books and (2) limiting its holdings of such securities to less than 10% of net assets.


         While not a fundamental policy of the Fund, and in order to maintain its registration in one state, the Fund will not pledge or hypothecate more than 10% of its assets.

         If a percentage limit is satisfied at the time of investment or borrowing, a later increase or decrease resulting from a change in the value of a security or a decrease in Fund assets is not a violation of the limit.

-------------------------------------------------------------------------------
                     VALUATION AND REDEMPTION OF SECURITIES
-------------------------------------------------------------------------------

         The Fund values its money market instruments as follows: (1) money market investments maturing in sixty days or less are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market; and
(2) money market investments maturing in more than sixty days for which market quotations are readily available are valued at current market value. The money market securities in which the Fund invests are traded primarily in the over-the-counter market and are valued at the mean between most recent bid and asked prices or yield equivalent as obtained from dealers that make markets in such securities. Investments for which market quotations are not readily available, or for which the markets establishing the most recent bid and asked prices are closed or inactive, are valued at fair value as determined pursuant to procedures established in good faith by the Fund's Board of Trustees.

         The Fund has obligated itself to redeem for cash all shares presented for redemption by any one shareholder in any 90-day period up to the lesser of $250,000 or 1% of the Fund's net assets at the beginning of such period.

-------------------------------------------------------------------------------
                            DISTRIBUTIONS AND TAXES
-------------------------------------------------------------------------------

         Net income of the Fund (net investment income plus realized and unrealized gain (loss) on investments) is determined as of the close of trading on the New York Stock Exchange (the "Exchange") (currently 4:00 p.m. Eastern time for the purpose of pricing Fund shares) on each day that the Exchange is open for trading (or at such other times as the Trustees may determine). The net income so determined is thereupon declared as a dividend. Dividends are distributed on the last business day of each month in the form of additional, full and fractional shares at the rate of one share for each $1.00 distributed or, at the election of the shareholder, in cash.

-------------------------------------------------------------------------------
                                YIELD QUOTATIONS
-------------------------------------------------------------------------------

         The current yield of each class of the Fund, as it appears here and as it may appear from time to time in advertisements, is calculated by determining the net change exclusive of capital changes (all realized and unrealized gains and losses) in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) and carrying the resulting current yield figure to the nearest hundredth of one percent. The determination of net change in account value reflects the value of additional shares purchased with the dividends from the original share and dividends declared on both the original share and any such additional shares and all fees charged to shareholder accounts in proportion to the length of the base period and the average account size of a class.

         If realized and unrealized gains and losses were included in the calculation of the current yield, the current yield of a class of the Fund might vary materially from that reported in advertisements.

         For the seven day period ended June 30, 1995, the current yields of Class A, Class B and Class C shares were 4.88%, 3.87%, and 3.88%, respectively.

         In addition to the current yield of a class, its effective yield may appear, from time to time, in advertisements. The effective yield will be calculated by compounding the unannualized base period return by adding 1, raising the sum to a power equal to 365 divided by 7, subtracting 1 from the result and carrying the resulting effective yield figure to the nearest hundredth of one percent.

         For the seven day period ended June 30, 1995, the effective yields of Class A, Class B and Class C shares were 5.00%, 3.94%, and 3.96%, respectively.

         The current and effective yields, as quoted in such advertisements, will not be based on information as of a date more than fourteen days prior to the date of their publication. Each yield will vary depending on market conditions. Principal is not insured. Each yield also depends on the quality, maturity and type of instruments held in the Fund and operating expenses. The advertisements will include, among other things, the length of and the date of the last day in the base period used in computing the quotation.

         The yield of any investment is generally a function of quality and maturity, type of investment and operating expenses. The current yield of a class of the Fund will fluctuate from time to time and is not necessarily representative of future results.

         Current yield information is useful in reviewing the Fund's performance, but because current yield will fluctuate, such information may not provide a basis for comparison with bank deposits or other investments that pay a fixed yield for a stated period of time. An investor's principal is not guaranteed by the Fund.

-------------------------------------------------------------------------------
                                 SALES CHARGES
-------------------------------------------------------------------------------

GENERAL

         Generally, the Fund offers three classes of shares. Class A shares are offered at net asset value without a sales charge ("No Load Option"). Class B shares purchased on or after June 1, 1995 are subject to a contingent deferred sales charge if redeemed during the 72 month period commencing with and including the month of purchase. Class B shares purchased prior to June 1, 1995 are subject to a contingent deferred sales charge upon redemption during the four calendar years following the year of purchase ("Back End Load Option"). Class B shares purchased on or after June 1, 1995 that have been outstanding eight years from and including the month of purchase will automatically convert to Class A shares without the imposition of a sales charge or exchange fee. Class B shares purchased prior to June 1, 1995 that have been outstanding during seven calendar years will similarly convert to Class A shares. (Conversion of Class B shares represented by stock certificates will require the return of the stock certificates to Keystone Investor Resource Center, Inc., the Fund's transfer and dividend disbursing agent ("KIRC").) Class B shares purchased on or after June 1, 1995 cannot be exchanged for Keystone Capital Preservation and Income Fund Class B shares during the 24 month period commencing with and including the month of purchase. Class C shares are sold subject to a contingent deferred sales charge payable upon redemption within one year after purchase ("Level Load Option"). Class C shares are available only through dealers who have entered into special distribution agreements with the Principal Underwriter. The prospectus contains a general description of how investors may buy shares of the Fund and a description of applicable contingent deferred sales charges.

CONTINGENT DEFERRED SALES CHARGE

         In order to reimburse the Fund for certain expenses relating to the sale of its shares, a contingent deferred sales charge is imposed at the time of redemption of certain Fund shares (other than Class A shares), as follows:

CLASS B SHARES

         With respect to Class B shares purchased on or after June 1, 1995, the Fund, with certain exceptions, will impose a deferred sales charge as a percentage of the lesser of net asset value or net cost of such Class B shares redeemed during succeeding twelve-month periods as follows: 5% during the first twelve month period; 4% during the second twelve month period; 3% during the third twelve month period; 3% during the fourth twelve month period; 2% during the fifth twelve month period; and 1% during the sixth twelve month period. No deferred sales charge is imposed on amounts redeemed thereafter.

         With respect to Class B shares sold prior to June 1, 1995, the Fund, with certain exceptions, will impose a deferred sales charge of 3% on shares redeemed during the calendar year of purchase and during the first calendar year after purchase; 2% on shares redeemed during the second calendar year after purchase; and 1% on shares redeemed during the third calendar year after purchase. No deferred sales charge is imposed on amounts redeemed thereafter.

         When imposed, the deferred sales charge is deducted from the redemption proceeds otherwise payable to you. The deferred sales charge is retained by the Principal Underwriter. Amounts received by the Principal Underwriter under the Class B Distribution Plans are reduced by deferred sales charges retained by the Principal Underwriter. See "Calculation of Contingent Deferred Sales Charge" below.

CLASS C SHARES

         With certain exceptions, the Fund will impose a deferred sales charge of 1% on shares redeemed within one year after the date of purchase. No deferred sales charge is imposed on amounts redeemed thereafter.

         When imposed, the deferred sales charge is deducted from the redemption proceeds otherwise payable to you. The deferred sales charge is retained by the Principal Underwriter. See "Calculation of Contingent Deferred Sales Charge" below.

CALCULATION OF CONTINGENT DEFERRED SALES CHARGE

         Any contingent deferred sales charge imposed upon the redemption of Class B or Class C shares is a percentage of the lesser of (1) the net asset value of the shares redeemed or (2) the net cost of such shares.

         No contingent deferred sales charge is imposed when you redeem amounts derived from (1) increases in the value of your account above the net cost of such shares; (2) certain shares with respect to which the Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions; (3) Class C shares held more than one year from date of purchase; or (4) Class B shares held more than four consecutive calendar years or more than 72 months, as the case may be.

         Upon request for redemption, shares not subject to the contingent deferred sales charge will be redeemed first. Thereafter, shares held the longest will be the first to be redeemed. There is no contingent deferred sales charge when the shares of a class are exchanged for the shares of the same class of another Keystone America Fund. Moreover, when shares of one such class of a fund have been exchanged for shares of another such class of a fund, the calendar year of the purchase of the shares of the fund exchanged into is assumed to be the year shares tendered for exchange were originally purchased.

WAIVER OF DEFERRED SALES CHARGE

         No contingent deferred sales charge is imposed on a redemption of shares of the Fund in the event of (1) death or disability of the shareholder;
(2) a lump-sum distribution from a benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA"); (3) automatic withdrawals from ERISA plans if the shareholder is at least 59 1/2 years old; (4) involuntary redemptions of accounts having an aggregate net asset value of less than $1,000;
(5) automatic withdrawals under an automatic withdrawal plan of up to 1 1/2% per month of the shareholder's initial account balance; (6) withdrawals consisting of loan proceeds to a retirement plan participant; (7) financial hardship withdrawals made by a retirement plan participant; or (8) withdrawals consisting of returns of excess contributions or excess deferral amounts made to a retirement plan participant.

-------------------------------------------------------------------------------
                               DISTRIBUTION PLANS
-------------------------------------------------------------------------------

         Rule 12b-1 under the 1940 Act permits investment companies, such as the Fund, to use their assets to bear expenses of distributing their shares if they comply with various conditions, including adoption of a distribution plan containing certain provisions set forth in Rule 12b-1. The Fund's Class A, B and C Distribution Plans have been approved by the Fund's Board of Trustees, including a majority of the Trustees who were not interested persons of the Fund as defined in the 1940 Act ("Independent Trustees") and the Trustees who had no direct or indirect financial interest in the Distribution Plans or any agreement related thereto (the "Rule 12b-1 Trustees" who are the same as the Independent Trustees).

         The National Association of Securities Dealers, Inc. ("NASD") limits the amount that the Fund may pay annually in distribution costs for sale of its shares and shareholder service fees. The rule limits annual expenditures to 1% of the aggregate average daily net asset value of its shares, of which 0.75% may be used to pay such distribution costs and 0.25% may be used to pay shareholder service fees. NASD rules limit the aggregate amount that the Fund may pay for such distribution costs to 6.25% of gross share sales since the inception of the 12b-1 Plan, plus interest at the prime rate plus 1% on such amounts (less any contingent deferred sales charges paid by shareholders to the Principal Underwriter).

CLASS A DISTRIBUTION PLAN

         The Class A Distribution Plan provides that the Fund may expend daily amounts at an annual rate, which is currently limited to up to 0.25% of the Fund's average daily net asset value attributable to Class A shares, to finance any activity that is primarily intended to result in the sale of Class A shares, including, without limitation, expenditures consisting of payments to a principal underwriter of the Fund (currently the Principal Underwriter) to enable the Principal Underwriter to pay or to have paid to others who sell Class A shares a service fee or other fee, at such intervals as the Principal Underwriter may determine, in respect of Class A shares maintained by such recipients on the books of the Fund for specified periods.

         Amounts paid by the Fund under the Class A Distribution Plan are currently used to pay others, such as dealers, service fees at an annual rate of up to 0.25% of the average daily net asset value of Class A shares maintained by such recipients on the books of the Fund for specified periods.

CLASS B DISTRIBUTION PLANS

         The Fund has adopted Distribution Plans for its Class B shares that provide that the Fund may expend daily amounts at an annual rate of up to 1.00% of the Fund's average daily net asset value attributable to Class B shares, to finance any activity that is primarily intended to result in the sale of Class B shares, including, without limitation, expenditures consisting of payments to a principal underwriter of the Fund (currently the Principal Underwriter) (1) to enable the Principal Underwriter to pay to others commissions in respect of Class B shares since inception of the Distribution Plan; and (2) to enable the Principal Underwriter to pay or to have paid to others a service fee, at such intervals as the Principal Underwriter may determine, in respect of Class B shares previously maintained by such recipients on the books of the Fund for specified periods.

         The Principal Underwriter generally reallows to brokers or others a commission equal to 4.00% of the price paid for each Class B share sold plus the first year's service fee in advance in the amount of 0.25% of the price paid for each Class B share sold. Beginning approximately 12 months after the purchase of a Class B share, the broker or other party receives service fees at an annual rate of 0.25% of the average daily net asset value of such Class B share maintained by such recipients on the books of the Fund for specified periods.

         In connection with financing its distribution costs, including commission advances to dealers and others, the Principal Underwriter has sold to a financial institution substantially all of its 12b-1 fee collection rights and contingent deferred sales charge collection rights in respect of Class B shares sold during the two-year period commencing approximately June 1, 1995. The Fund has agreed not to reduce the rate of payment of 12b-1 fees in respect of such Class B shares unless it terminates such shares' Distribution Plan completely. If it terminates such Distribution Plan, the Fund may be subject to possible adverse distribution consequences.

         The Principal Underwriter intends, but is not obligated, to continue to pay or accrue distribution charges incurred in connection with each Class B Distribution Plan that exceed current annual payments permitted to be received by the Principal Underwriter from the Fund. The Principal Underwriter intends to seek full payment of such charges from the Fund (together with annual interest thereon at the prime rate plus 1%) at such time in the future as, and to the extent that, payment thereof by the Fund would be within the permitted limits.

         If the Fund's Independent Trustees authorize such payments, the effect would be to extend the period of time during which the Fund incurs the maximum amount of costs allowed by a Class B Distribution Plan. If a Class B Distribution Plan is terminated, the Principal Underwriter will ask the Independent Trustees to take whatever action they deem appropriate under the circumstances with respect to payment of such amounts.

CLASS C DISTRIBUTION PLAN

         The Class C Distribution Plan provides that the Fund may expend daily amounts at an annual rate of up to 1.00% of the Fund's average daily net asset value attributable to Class C shares, to finance any activity that is primarily intended to result in the sale of Class C shares, including, without limitation, expenditures consisting of payments to a principal underwriter of the Fund (currently the Principal Underwriter) (1) to enable the Principal Underwriter to pay to others commissions in respect of Class C shares since inception of the Distribution Plan; and (2) to enable the Principal Underwriter to pay or to have paid to others a service fee, at such intervals as the Principal Underwriter may determine, in respect of Class C shares maintained by such recipients on the books of the Fund for specified periods.

         The Principal Underwriter generally reallows to brokers or others a commission in the amount of 0.75% of the price paid for each Class C share sold plus the first year's service fee in advance in the amount of 0.25% of the price paid for each Class C share sold. Beginning approximately 15 months after purchase of a Class C share, brokers or others receive a commission at an annual rate of 0.75% (subject to NASD rules) plus service fees at the annual rate of 0.25% of the average daily net asset value of each Class C share maintained by such recipients on the books of the Fund for specified periods.

DISTRIBUTION PLANS - GENERAL

         Each of the Distribution Plans may be terminated at any time by vote of the Fund's Rule 12b-1 Trustees, or by vote of a majority of the outstanding voting shares of the respective class of the Fund. Any change in a Distribution Plan that would materially increase the distribution expenses provided for in the Distribution Plan requires shareholder approval. Otherwise, the Distribution Plans may be amended by the Trustees, including the Rule 12b-1 Trustees.

         The total amounts paid by the Fund under the foregoing arrangements may not exceed the maximum Distribution Plan limit specified above, and the amounts and purposes of expenditures under a Distribution Plan must be reported to the Rule 12b-1 Trustees quarterly. The Rule 12b-1 Trustees may require or approve changes in the implementation or operation of a Distribution Plan and may also require that total expenditures by the Fund under a Distribution Plan be kept within limits lower than the maximum amount permitted by a Distribution Plan as stated above.

         During the year ended June 30, 1995, the Fund paid the Principal Underwriter $343,747, $119,037 and $70,834 in Distribution Plan fees for Class A, Class B and Class C shares, respectively, which represented 0.09%, 1.00% and 1.00%, respectively, of the average net assets of each Class.

         Whether any expenditure under a Distribution Plan is subject to a state expense limit will depend upon the nature of the expenditure and the terms of the state law, regulation or order imposing the limit. A portion of the Fund's Distribution Plan expenses may be includable in the Fund's total operating expenses for purposes of determining compliance with state expense limits.

         While a Distribution Plan is in effect, the Fund will be required to commit the selection and nomination of candidates for Independent Trustees to the discretion of the Independent Trustees.

         The Independent Trustees of the Fund have determined that the sales of the Fund's shares resulting from payments under the Distribution Plans have benefited the Fund.

-------------------------------------------------------------------------------
                             TRUSTEES AND OFFICERS
-------------------------------------------------------------------------------

         The Trustees and officers of the Fund, together with their principal occupations and some of their affiliations over the last five years, are listed below:

*ALBERT H. ELFNER, III: President, Chief Executive Officer and Trustee of the
         Fund; Chairman of the Board, President, Director and Chief Executive Officer of Keystone Investments, Inc. (formerly named Keystone Group, Inc.) ("Keystone Investments"); President, Chief Executive Officer and Trustee or Director of all 30 funds in the Keystone Investments Family of Funds; Director and Chairman of the Board, Chief Executive Officer and Vice Chairman of Keystone Investment Management Company (formerly named Keystone Custodian Funds, Inc.) ("Keystone"); Chairman of the Board and Director of Keystone Institutional Company, Inc. ("Keystone Institutional") (formerly named Keystone Investment Management Corporation), and Keystone Fixed Income Advisors ("KFIA"); Director, Chairman of the Board, Chief Executive Officer and President of Keystone Management, Inc. ("Keystone Management"), Keystone Software Inc. ("Keystone Software"); formerly Director and President of Hartwell Keystone Advisers, Inc. ("Hartwell Keystone"); Director and President of Keystone Asset Corporation, Keystone Capital Corporation, and Keystone Trust Company; Director of the Principal Underwriter, KIRC, and Fiduciary Investment Company, Inc. ("FICO"); formerly Director and Vice President of Robert Van Partners, Inc.; Director of Boston Children's Services Association; Trustee of Anatolia College, Middlesex School, and Middlebury College; Member, Board of Governors, New England Medical Center; and former Trustee of Neworld Bank.

FREDERICK AMLING: Trustee of the Fund; Trustee or Director of all other Keystone
         Investments Funds; Professor, Finance Department, George Washington University; President, Amling & Company (investment advice); Member, Board of Advisers, Credito Emilano (banking); and former Economics and Financial Consultant, Riggs National Bank.

CHARLES A. AUSTIN III: Trustee of the Fund; Trustee or Director of all other
         Keystone Investments Funds; Investment Counselor to Appleton Partners, Inc.; former Managing Director, Seaward Management Corporation (investment advice) and former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice).

*GEORGE S. BISSELL: Chairman of the Board and Trustee of the Fund; Director of
         Keystone Investments; Chairman of the Board and Trustee or Director of all other Keystone Investments Funds; Director and Chairman of the Board of Hartwell Keystone; Chairman of the Board and Trustee of Anatolia College; Trustee of University Hospital (and Chairman of its Investment Committee); former Chairman of the Board and Chief Executive Officer of Keystone Investments; and former Chief Executive Officer of the Fund.

EDWIN D. CAMPBELL: Trustee of the Fund; Trustee or Director of all other
         Keystone Investments Funds; Executive Director, Coalition of Essential Schools, Brown University; Director and former Executive Vice President, National Alliance of Business; former Vice President, Educational Testing Services; and former Dean, School of Business, Adelphi University.

CHARLES F. CHAPIN: Trustee of the Fund; Trustee or Director of all other
         Keystone Investments Funds; former Group Vice President, Textron Corp.; and former Director, Peoples Bank (Charlotte, N.C).

LEROY KEITH, JR.: Trustee of the Fund; Trustee or Director of all other
         Keystone Investments Funds; Director of Phoenix Total Return Fund and Equifax, Inc.; Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund and The Phoenix Big Edge Series Fund; and former President, Morehouse College.

K. DUN GIFFORD: Trustee of the Fund; Trustee or Director of all other
         Keystone Investments Funds; Chairman of the Board, Director and Executive Vice President, The London Harness Company; Managing Partner, Roscommon Capital Corp.; Trustee, Cambridge College; Chairman Emeritus and Director, American Institute of Food and Wine; Chief Executive Officer, Gifford Gifts of Fine Foods; Chairman, Gifford, Drescher & Associates (environmental consulting); President, Oldways Preservation and Exchange Trust (education); and former Director, Keystone Investments and Keystone.

F. RAY KEYSER, JR.: Trustee of the Fund; Trustee or Director of all other Keystone Investments Funds; Of Counsel, Keyser, Crowley & Meub, P.C.; Member, Governor's (VT) Council of Economic Advisers; Chairman of the Board and Director, Central Vermont Public Service Corporation and Hitchcock Clinic; Director, Vermont Yankee Nuclear Power Corporation, Vermont Electric Power Company, Inc., Grand Trunk Corporation, Central Vermont Railway, Inc., S.K.I. Ltd., Sherburne Corporation, Union Mutual Fire Insurance Company, New England Guaranty Insurance Company, Inc. and the Investment Company Institute; former Governor of Vermont; former Director and President, Associated Industries of Vermont; former Chairman and President, Vermont Marble Company; former Director of Keystone; and former Director and Chairman of the Board, Green Mountain Bank.

DAVID M. RICHARDSON: Trustee of the Fund; Trustee or Director of all other
         Keystone Investments Funds; Executive Vice President, DHR International, Inc. (executive recruitment); former Senior Vice President, Boyden International Inc. (executive recruitment); and Director, Commerce and Industry Association of New Jersey, 411 International, Inc. and J & M Cumming Paper Co.

RICHARD J. SHIMA: Trustee of the Fund; Trustee or Director of all other
         Keystone Investments Funds; Chairman, Environmental Warranty, Inc., and Consultant, Drake Beam Morin, Inc. (executive outplacement); Director of Connecticut Natural Gas Corporation, Trust Company of Connecticut, Hartford Hospital, Old State House Association and Enhanced Financial Services, Inc.; Member, Georgetown College Board of Advisors; Chairman, Board of Trustees, Hartford Graduate Center; Trustee, Kingswood-Oxford School and Greater Hartford YMCA; former Director, Executive Vice President and Vice Chairman of The Travelers Corporation; and former Managing Director of Russell Miller, Inc.

ANDREW J. SIMONS: Trustee of the Fund; Trustee or Director of all other
         Keystone Investments Funds; Partner, Farrell, Fritz, Caemmerer, Cleary, Barnosky & Armentano, P.C.; President, Nassau County Bar Association; and former Associate Dean and Professor of Law, St. John's University School of Law.

EDWARD F. GODFREY: Senior Vice President of the Fund; Senior Vice President of all other Keystone Investments Funds; Director, Senior Vice President, Chief Financial Officer and Treasurer of Keystone Investments, the Principal Underwriter, Keystone Asset Corporation, Keystone Capital Corporation, Keystone Trust Company; Treasurer of Keystone Institutional and FICO; Treasurer and Director of Keystone Management and Keystone Software; Vice President and Treasurer of KFIA; Director of KIRC; and formerly Treasurer of Robert Van Partners, Inc.; and formerly Treasurer and Director of Hartwell Keystone.

JAMES R. McCALL: Senior Vice President of the Fund; Senior Vice President of all other Keystone Investments Funds; and President of Keystone.

KEVIN J. MORRISSEY: Treasurer of the Fund; Treasurer of all other Keystone
         Investments Funds; Vice President of Keystone Investments; Assistant Treasurer of FICO and Keystone; and former Vice President and Treasurer of KIRC.

CHRISTOPHER P. CONKEY: Vice President of the Fund; Vice President of certain other Keystone Investments Funds; and Senior Vice President of Keystone.

ROSEMARY D. VAN ANTWERP: Senior Vice President and Secretary of the Fund; Senior
         Vice President and Secretary of all other Keystone Investments Funds; Senior Vice President, General Counsel and Secretary of Keystone; Senior Vice President, General Counsel, Secretary and Director of the Principal Underwriter, Keystone Management and Keystone Software; Senior Vice President and General Counsel of Keystone Institutional; Senior Vice President, General Counsel and Director of FICO and KIRC; formerly Senior Vice President and Secretary of Hartwell Keystone and Robert Van Partners, Inc.; Vice President and Secretary of KFIA; Senior Vice President, General Counsel and Secretary of Keystone Investments, Keystone Asset Corporation, Keystone Capital Corporation and Keystone Trust Company.

* This Trustee may be considered an "interested person" within the meaning of the 1940 Act.

         Mr. Elfner and Mr. Bissell are "interested persons" by virtue of their positions as officers and/or Directors of Keystone Investments and several of its affiliates including Keystone, the Principal Underwriter and KIRC. Mr. Elfner and Mr. Bissell own shares of Keystone Investments. Mr. Elfner is Chairman of the Board, Chief Executive Officer and Director of Keystone Investments. Mr. Bissell is a Director of Keystone Investments.

         During the fiscal year ended June 30, 1995, no Trustee affiliated with Keystone or any officer received any direct remuneration from the Fund. During this same period, the nonaffiliated Trustees received a total of $21,456 in retainers and fees from the Fund. For the twelve month period ended December 31, 1994, aggregate compensation paid to Independent Trustees on a complex wide basis was approximately $289,022. As of July 31, 1995, the Trustees and officers of the Fund beneficially owned less than 1% of the Fund's then outstanding Class A shares and none of the Fund's then outstanding Class B and Class C shares.

         The address of all Trustees and officers of the Fund and the address of the Fund is 200 Berkeley Street, Boston, Massachusetts 02116-5034.

-------------------------------------------------------------------------------
                              DECLARATION OF TRUST
-------------------------------------------------------------------------------

         The Fund is organized as a Massachusetts business trust established under a Declaration of Trust dated May 22, 1975, as amended and restated on December 1, 1985 pursuant to a First Supplemental Declaration of Trust (the "Declaration of Trust"). The Fund is similar in most respects to a business corporation. The principal distinction between the Fund and a corporation relates to the shareholder liability described below. A copy of the Declaration of Trust is filed as an exhibit to the Registration Statement of which this statement of additional information is a part. This summary is qualified in its entirety by reference to the Declaration of Trust.

SHAREHOLDER LIABILITY

         Pursuant to certain decisions of the Supreme Judicial Court of Massachusetts, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Fund were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Fund's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or the Trustees. In addition, the Declaration of Trust provides for indemnification out of the trust property for any shareholder held personally liable for the obligations of the Fund.

VOTING RIGHTS

         Shareholders elected Trustees at a meeting held on July 27, 1993. No further meetings of shareholders for the purpose of electing Trustees will be held, except where required by law, unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders. At such time, the Trustees then in office will call a shareholders' meeting for election of Trustees.

         Except as set forth above or otherwise required by law, the Trustees shall continue to hold office and may appoint successor Trustees. Any Trustee may be removed from office (1) at any time by two-thirds vote of the Trustees;
(2) by a majority vote of Trustees when a Trustee becomes mentally or physically incapacitated; and (3) at a special meeting of shareholders by a two-thirds vote of the outstanding shares. Any Trustee may also voluntarily resign from office. Voting rights are not cumulative. The holders of more than 50% of the shares voting in the election of Trustees can, if they choose to do so, elect all of the Trustees of the Fund, in which event the holders of the remaining shares will be unable to elect any person as a Trustee.

         Under the Declaration of Trust, the Fund does not hold annual meetings. Shares are entitled to one vote per share. Shares generally vote together as one class on all matters. Classes of shares have equal voting rights except that each class of shares has exclusive voting rights with respect to its Distribution Plan. No amendment may be made to the Declaration of Trust, however, that adversely affects any class of shares without the approval of a majority of the shares of that class. Shares have non-cumulative voting rights.

LIMITATIONS OF TRUSTEES' LIABILITY

         The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person; provided, however, that nothing in the Declaration of Trust shall protect a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

-------------------------------------------------------------------------------
                               INVESTMENT MANAGER
-------------------------------------------------------------------------------

         Subject to the general supervision of the Fund's Board of Trustees, Keystone Management, located at 200 Berkeley Street, Boston, Massachusetts 02116-5034, serves as investment manager to the Fund and is responsible for the overall management of the Fund's business and affairs. Keystone Management, organized in 1989, is a wholly-owned subsidiary of Keystone, and its directors and principal executive officers have been affiliated with Keystone, a seasoned investment adviser, for a number of years. Keystone Management also serves as investment manager to each of the funds in the Keystone Fund Family and to certain other funds in the Keystone Investments Family of Funds.

         Except as otherwise noted below, pursuant to an Investment Management Agreement with the Fund (the "Management Agreement"), and subject to the supervision of the Fund's Board of Trustees, Keystone Management manages and administers the operation of the Fund, and manages the investment and reinvestment of the Fund's assets in conformity with the Fund's investment objective and restrictions. The Management Agreement stipulates that Keystone Management shall provide office space, all necessary office facilities, equipment and personnel in connection with its services under the Management Agreement and pay or reimburse the Fund for the compensation of Fund officers and Trustees who are affiliated with the investment manager and will pay all expenses of Keystone Management incurred in connection with the provision of its services. All charges and expenses, other than those specifically referred to as being borne by Keystone Management, will be paid by the Fund, including, but not limited to, custodian charges and expenses; bookkeeping and auditors' charges and expenses; transfer agent charges and expenses; fees of Independent Trustees; brokerage commissions, brokers' fees and expenses; issue and transfer taxes; costs and expenses under the Distribution Plans; taxes and trust fees payable to governmental agencies; the cost of share certificates; fees and expenses of the registration and qualification of the Fund and its shares with the Securities and Exchange Commission (sometimes referred to herein as the "SEC" or the "Commission") or under state or other securities laws; expenses of preparing, printing and mailing prospectuses, statements of additional information, notices, reports and proxy materials to shareholders of the Fund; expenses of shareholders' and Trustees' meetings; charges and expenses of legal counsel for the Fund and for the Trustees of the Fund on matters relating to the Fund; charges and expenses of filing annual and other reports with the SEC and other authorities; and all extraordinary charges and expenses of the Fund.

         The Management Agreement permits Keystone Management to enter into an agreement with Keystone or another investment adviser under which Keystone or such other investment adviser, as investment adviser, will provide substantially all the services to be provided by Keystone Management under the Management Agreement. The Management Agreement also permits Keystone Management to delegate to Keystone or another investment adviser substantially all of the investment manager's rights, duties and obligations under the Management Agreement. Services performed by Keystone Management include (1) performing research and planning with respect to (a) the Fund's qualification as a regulated investment company under Subchapter M of the Internal Revenue Code, (b) tax treatment of the Fund's portfolio investments, (c) tax treatment of special corporate actions (such as reorganizations), (d) state tax matters affecting the Fund, and (e) the Fund's distributions of income and capital gains; (2) preparing the Fund's federal and state tax returns; and (3) providing services to the Fund's shareholders in connection with federal and state taxation and distributions of income and capital gains.

         The Fund pays Keystone Management a fee for its services at the annual rate of:

         (1) 0.50 of 1% of the average daily value of the net assets of the Fund on the first $500,000,000 of such assets; plus

         (2) 0.45 of 1% of the average daily value of the net assets of the Fund on such assets which exceed $500,000,000 and are less than $1,000,000,000; plus

         (3) 0.40 of 1% of the average daily value of the net assets of the Fund on such assets which are $1,000,000,000 or more.

         The fee is calculated on a calendar-day basis, accrued as of the close of each business day and paid monthly.

         As a continuing condition of registration of shares in a state, Keystone Management has agreed to reimburse the Fund annually for certain operating expenses incurred by the Fund in excess of certain percentages of the Fund's average daily net assets. Keystone Management is not required, however, to make such reimbursements to the extent it would result in the Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code. This condition may be modified or eliminated in the future.

         The Fund is subject to certain state annual expense limitations, the most restrictive of which are as follows:

         2.5% of the first $30 million of Fund average net assets; 2.0% of the next $70 million of Fund average net assets; and 1.5% of Fund average net assets over $100 million.

         Capital charges and certain expenses, including a portion of the Fund's Distribution Plan expenses, are not included in the calculation of the state expense limitations. This limitation may be modified or eliminated in the future.

         The Management Agreement continues in effect from year to year only if approved at least annually by the Fund's Board of Trustees or by a vote of a majority of the outstanding shares, and such renewal has been approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Management Agreement may be terminated, without penalty, on 60 days' written notice by the Fund's Board of Trustees or by a vote of a majority of outstanding shares. The Management Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

         For additional discussion of fees paid to Keystone Management, see "Investment Adviser" below.

-------------------------------------------------------------------------------
                               INVESTMENT ADVISER
-------------------------------------------------------------------------------

         Pursuant to its Management Agreement with the Fund, Keystone Management has delegated its investment management functions, except for certain administrative and management services, to Keystone and has entered into an Investment Advisory Agreement (the "Advisory Agreement") with Keystone under which Keystone provides investment advisory and management services to the Fund.

         Keystone, located at 200 Berkeley Street, Boston, Massachusetts 02116-5034, has provided investment advisory and management services to investment companies and private accounts since it was organized in 1932. Keystone is a wholly-owned subsidiary of Keystone Investments located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

         Keystone Investments is a corporation predominantly owned by current and former members of management of Keystone and its affiliates. The shares of Keystone Investments common stock beneficially owned by management are held in a number of voting trusts, the trustees of which are George S. Bissell, Albert H. Elfner, III, Edward F. Godfrey and Ralph J. Spuehler, Jr. Keystone Investments provides accounting, bookkeeping, legal, personnel and general corporate services to Keystone Management, Keystone, their affiliates and the Keystone Investments Family of Funds.

         Pursuant to the Advisory Agreement, Keystone will receive for its services an annual fee representing 85% of the management fee received by Keystone Management under its Management Agreement with the Fund.

         Pursuant to the Advisory Agreement with Keystone Management and subject to the supervision of the Fund's Board of Trustees, Keystone manages and administers the operation of the Fund, and manages the investment and reinvestment of the Fund's assets in conformity with the Fund's investment objective and restrictions. The Advisory Agreement stipulates that Keystone shall provide office space, all necessary office facilities, equipment and personnel in connection with its services under the Advisory Agreement and pay or reimburse the Fund for the compensation of Fund officers and Trustees who are affiliated with the investment manager and will pay all expenses of Keystone, incurred in connection with the provision of its services. All charges and expenses, other than those specifically referred to as being borne by Keystone, will be paid by the Fund, including, but not limited to, custodian charges and expenses; bookkeeping and auditors' charges and expenses; transfer agent charges and expenses; fees of Independent Trustees; brokerage commissions, brokers' fees and expenses; issue and transfer taxes; costs and expenses under the Distribution Plans; taxes and trust fees payable to governmental agencies; the cost of share certificates; fees and expenses of the registration and qualification of the Fund and its shares with the SEC or under state or other securities laws; expenses of preparing, printing and mailing prospectuses, statements of additional information, notices, reports and proxy materials to shareholders of the Fund; expenses of shareholders' and Trustees' meetings; charges and expenses of legal counsel for the Fund and for the Trustees of the Fund on matters relating to the Fund; charges and expenses of filing annual and other reports with the SEC and other authorities; and all extraordinary charges and expenses of the Fund.

         During the fiscal year ended June 30, 1993, the Fund paid or accrued to Keystone Management investment management and administrative fees of $1,050,015, which represented 0.50% of the Fund's average net assets. Of such amount paid to Keystone Management, $892,513 was paid to Keystone for its services to the Fund.

         During the fiscal year ended June 30, 1994, the Fund paid or accrued to Keystone Management investment management and administrative services fees of $1,407,708, which represented 0.50% of the Fund's average net assets. Of such amount paid to Keystone Management, $1,196,552 was paid to Keystone for its services to the Fund.

         During the fiscal year ended June 30, 1995, the Fund paid or accrued to Keystone Management investment management and administrative fees of $1,923,870, which represented 0.50% of the Fund's average net assets. Of such amount paid to Keystone Management, $1,635,290 was paid to Keystone for its services to the Fund.

-------------------------------------------------------------------------------
                             PRINCIPAL UNDERWRITER
-------------------------------------------------------------------------------

         The Fund has entered into Principal Underwriting Agreements, ("Principal Underwriting Agreements") with the Principal Underwriter, a wholly-owned subsidiary of Keystone. The Principal Underwriter, as agent, has agreed to use its best efforts to find purchasers for the shares. The Principal Underwriter may retain and employ representatives to promote distribution of the shares and may obtain orders from brokers, dealers and others, acting as principals, for sales of shares to them. The Principal Underwriting Agreements provide that the Principal Underwriter will bear the expense of preparing, printing and distributing advertising and sales literature and prospectuses used by it. In its capacity as principal underwriter, the Principal Underwriter may receive payments from the Fund pursuant to the Fund's Distribution Plans.

         All subscriptions and sales of shares by the Principal Underwriter are at the offering price of the shares in accordance with the provisions of the Declaration of Trust, By-Laws, the current prospectus and statement of additional information of the Fund. All orders are subject to acceptance by the Fund and the Fund reserves the right in its sole discretion to reject any order received. Under the Principal Underwriting Agreements, the Fund is not liable to anyone for failure to accept any order.

         The Principal Underwriter, as agent, currently offers shares of the Fund to investors in those states in which the shares of the Fund are qualified and in which the Principal Underwriter is qualified as a broker-dealer. The Principal Underwriting Agreements provide that the Principal Underwriter may accept orders for shares of the Fund at net asset value since no sales commission or load is charged to the investor.

         From time to time, if in the Principal Underwriter's judgment it could benefit sales of Fund shares, the Principal Underwriter may use its discretion in providing to selected dealers promotional materials and selling aids including, but not limited to, personal computers, related software and Fund data files.

         The Principal Underwriting Agreements provide that they will remain in effect as long as their terms and continuance are approved by a majority of the Fund's Independent Trustees at least annually at a meeting called for that purpose, and if their continuance is approved annually by vote of a majority of Trustees, or by vote of a majority of the outstanding shares.

         The Principal Underwriting Agreements may be terminated, without penalty, on 60 days' written notice by the Fund's Board of Trustees or by a vote of a majority of outstanding shares. The Principal Underwriting Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

-------------------------------------------------------------------------------
                                   BROKERAGE
-------------------------------------------------------------------------------

         It is the policy of the Fund, in effecting transactions in portfolio securities, to seek best execution of orders at the most favorable prices. The determination of what may constitute best execution and price in the execution of a securities transaction by a broker involves a number of considerations including, without limitation, the overall direct net economic result to the Fund, involving both price paid or received and any commissions and other costs paid, the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, the availability of the broker to stand ready to execute potentially difficult transactions in the future and the financial strength and stability of the broker. Management weighs such considerations in determining the overall reasonableness of brokerage commissions paid.

         Subject to the foregoing, a factor in the selection of brokers is the receipt of research services, such as analyses and reports concerning issuers, industries, securities, economic factors and trends and other statistical and factual information. Any such research and other statistical and factual information provided by brokers to the Fund, Keystone Management or Keystone is considered to be in addition to and not in lieu of services required to be performed by Keystone Management under the Management Agreement or Keystone under the Advisory Agreement. The cost, value and specific application of such information are indeterminable and cannot be practically allocated among the Fund and other clients of Keystone and Keystone Management who may indirectly benefit from the availability of such information. Similarly, the Fund may indirectly benefit from information made available as a result of transactions effected for such other clients.

         The Fund expects that purchases and sales of money market instruments usually will be principal transactions. Money market instruments are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There usually will be no brokerage commissions paid by the Fund for such purchases. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include the spread between the bid and asked prices. Where transactions are made in the over-the-counter market, the Fund will deal with primary market makers unless more favorable prices are otherwise obtainable.

         The Fund may participate, if and when practicable, in group bidding for the purchase directly from an issuer of certain securities for the Fund's portfolio in order to take advantage of the lower purchase price available to members of such a group.

         Investment decisions for the Fund are made independently by Keystone Management or Keystone from those of the other funds and investment accounts managed by Keystone Management or Keystone. It may frequently develop that the same investment decision is made for more than one fund. Simultaneous transactions are inevitable when the same security is suitable for the investment objective of more than one account. When two or more funds or accounts are engaged in the purchase or sale of the same security, the transactions are allocated as to amount in accordance with a formula which is equitable to each fund or account. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions will produce better executions for the Fund.

         The policy of the Fund with respect to brokerage is and will be reviewed by the Fund's Board of Trustees from time to time. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the foregoing practices may be changed, modified or eliminated.

         In no instance will portfolio securities be purchased from or sold to Keystone Management, Keystone, the Principal Underwriter or any of their "affiliated persons", as said term is defined in the 1940 Act and rules and regulations issued thereunder.

         The Fund paid no brokerage commissions for securities transactions during its last three fiscal years.

-------------------------------------------------------------------------------
                             ADDITIONAL INFORMATION
-------------------------------------------------------------------------------

         State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, is the custodian of all securities and cash of the Fund (the "Custodian"). The Custodian performs no investment management functions for the Fund, but, in addition to its custodial services, is responsible for accounting and related recordkeeping on behalf of the Fund.

         KPMG Peat Marwick LLP, 99 High Street, Boston, Massachusetts 02110, Certified Public Accountants, are the independent auditors for the Fund.

         KIRC, located at 101 Main Street, Cambridge, Massachusetts 02142-1519, is a wholly-owned subsidiary of Keystone and acts as transfer agent and dividend disbursing agent for the Fund.

         Except as otherwise stated in its prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

         No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Fund's prospectus, this statement of additional information, or in supplemental sales literature issued by the Fund or the Principal Underwriter, and no person is entitled to rely on any information or representation not contained therein.

         The Fund's prospectus and this statement of additional information omit certain information contained in the registration statement filed with the SEC, which may be obtained from the SEC's principal office in Washington, D.C. upon payment of the fee prescribed by the rules and regulations promulgated by the SEC.

         As of July 31, 1995, there were no shareholders of record owning 5% or more of the Fund's outstanding Class A shares.

         As of July 31, 1995, Granville D. Grimes, Charitable Remainder Uni-Trust 7-2, P.O. Box 1035, Decatur, AL 35601 owned 11.075% of the outstanding Class B shares.

         As of July 31, 1995, Michael Richer, 16 St. James Place, Palm Beach Gardens, FL 33418 owned 6.514% of the outstanding Class C shares; Melinda Frohling, TTEE, U/A DTD 08/02/91, Melinda Frohling Living Trust, 20 Hillsdale Drive, Newport Beach, CA 92660, owned 5.599% of the outstanding Class C shares; David Katz and Thomas Doyle TTS, U/A DTD 08/02/76, Western, Wisconsin Urology SC, PSP Account B, 3203 Stein Blvd., Eau Claire, WI 54701, owned 5.017% of the outstanding Class C shares.

--------------------------------------------------------------------------------
                                    APPENDIX
--------------------------------------------------------------------------------

                            MONEY MARKET INSTRUMENTS

         The Fund's investments in commercial paper will consist of issues rated at the time of investment A-1, by Standard & Poor's Corporation ("S&P"), PRIME-1 OR PRIME-2 by Moody's Investors Service ("Moody's") or F-1 OR F-2 by Fitch Investors Service, Inc. ("Fitch").

COMMERCIAL PAPER RATINGS

STANDARD & POOR'S RATINGS

         Commercial paper rated A-1 by S&P has the following characteristics:
Liquidity ratios are adequate to meet cash requirements. The issuer's long-term senior debt is rated A or better, although in some cases BBB credits may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry.

MOODY'S RATINGS

         The rating PRIME-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public preparations to meet such obligations. Relative strength or weakness of the above factors determines how the issuer's commercial paper is rated within various categories.

FITCH'S RATINGS

         The rating F-1 is the highest rating assigned by Fitch. Among the factors considered by Fitch in assigning this rating are: (1) the issuer's liquidity; (2) its standing in the industry; (3) the size of its debt; (4) its ability to service its debt; (5) its profitability; (6) its return on equity;
(7) its alternative sources of financing; and (8) its ability to access the capital markets. Analysis of the relative strength or weakness of these factors and others determines whether an issuer's commercial paper is rated F-1.

UNITED STATES GOVERNMENT SECURITIES

         Securities issued or guaranteed by the U.S. Government include a variety of Treasury securities that differ only in their interest rates, maturities and dates of issuance. Treasury bills have maturities of one year or less. Treasury notes have maturities of one-to-ten years and Treasury bonds generally have maturities of greater than ten years at the date of issuance.

         Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include direct obligations of the U.S. Treasury and securities issued or guaranteed by the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Banks, Federal Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, The Tennessee Valley Authority, District of Columbia Armory Board and Federal National Mortgage Association.

         Some obligations of U.S. Government agencies and instrumentalities, such as Treasury bills and Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S.; others, such as securities of Federal Home Loan Banks, by the right of the issuer to borrow from the Treasury; still others, such as bonds issued by the Federal National Mortgage Association, a private corporation, are supported only by the credit of the instrumentality. Because the U.S. Government is not obligated by law to provide support to an instrumentality it sponsors, the Fund will invest in the securities issued by such an instrumentality only when Keystone determines that the credit risk with respect to the instrumentality does not make its securities unsuitable investments. U.S. Government securities will not include international agencies or instrumentalities in which the U.S. Government, its agencies or instrumentalities participate, such as the World Bank, the Asian Development Bank or the InterAmerican Development Bank, or issues insured by the Federal Deposit Insurance Corporation.

CERTIFICATES OF DEPOSIT

         Certificates of deposit are receipts issued by a bank in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity.

         Certificates of deposit will be limited to U.S. dollar-denominated certificates of U.S. banks, including their branches abroad, and of U.S. branches of foreign banks, which are members of the Federal Reserve System or the Federal Deposit Insurance Corporation, and have at least $1 billion in assets as of the date of their most recently published financial statements.

         The Fund will not acquire time deposits or obligations issued by the International Bank for Reconstruction and Development, the Asian Development Bank or the Inter-American Development Bank. Additionally, the Fund does not currently intend to purchase foreign securities (except to the extent that certificates of deposit of foreign branches of U.S. banks may be deemed foreign securities) or purchase certificates of deposit, bankers' acceptances or other similar obligations issued by foreign banks (except certificates of deposit of certain U.S. branches of foreign banks).

BANKERS' ACCEPTANCES

         Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by the bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less. Bankers' acceptances acquired by the Fund must have been accepted by U.S. commercial banks, including foreign branches of U.S. commercial banks, having total assets at the time of purchase in excess of $1 billion and must be payable in U.S. dollars.

Keystone Liquid Trust

SCHEDULE OF INVESTMENTS--June 30, 1995

                                                      Maturity     Principal       Market
                                                        Date        Amount         Value
------------------------------------------------------------------------------------------
BANKERS' ACCEPTANCES (9.4%)
Bank of New York                                     07/24/95   $ 5,000,000    $ 4,982,821
First Union National Bank                            07/07/95     9,000,000      8,994,120
National Bank of Detroit                             07/14/95     5,000,000      4,990,940
Northern Trust Corp.                                 07/05/95     1,000,000        999,672
Northern Trust Corp.                                 07/18/95     1,300,000      1,296,783
Republic Bank, New York                              08/16/95     3,000,000      2,978,006
------------------------------------------------------------------------------------------
TOTAL BANKERS' ACCEPTANCES (COST--$24,242,776)                                  24,242,342
------------------------------------------------------------------------------------------
BANK NOTES (3.9%)
Fifth Third Bank, Cincinnati, Ohio, 6.08%            11/10/95     5,000,000      5,002,231
Wachovia Bank & Trust, 5.76%                         09/05/95     5,000,000      4,997,388
------------------------------------------------------------------------------------------
TOTAL BANK NOTES (COST--$9,999,408)                                              9,999,619
------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT (17.9%)
Algemene Bank Nederland NV, Yankee CD, 6.16%         07/05/95     5,000,000      5,000,023
Bayerische Landesbank, Yankee CD, 6.10%              07/12/95     8,000,000      8,000,058
Commerzbank, Yankee CD, 6.43%                        08/07/95     5,000,000      5,001,937
Commerzbank, Yankee CD, 6.19%                        09/26/95     5,000,000      5,001,042
First Alabama Bank, CD, 5.95%                        08/08/95    10,000,000      9,999,310
Rabobank, Yankee CD, 5.81%                           12/29/95     5,000,000      5,000,939
Swiss Bank, New York, Yankee CD, 6.01%               07/21/95     8,000,000      8,000,119
------------------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT (COST--$46,004,382)                               46,003,428
------------------------------------------------------------------------------------------
COMMERCIAL PAPER (27.2%)
ABN-AMRO North America Finance Co.                   10/02/95     3,000,000      2,955,258
Associates Corp. North America                       07/19/95     4,000,000      3,989,333
Associates Corp. North America                       08/21/95     5,000,000      4,959,711
Bell Atlantic Network Funding                        07/13/95     5,000,000      4,991,736
Caisse Nationale des Telecommunications              07/17/95     5,000,000      4,988,411
Coca Cola Co.                                        08/03/95     5,000,000      4,973,750
Coca Cola Financial Corp.                            07/17/95     4,800,000      4,788,893
Emerson Electric Co.                                 08/16/95     5,000,000      4,963,654
General Electric Capital Corp.                       09/11/95     5,000,000      4,943,125
Hewlett Packard Co.                                  09/28/95     5,000,000      4,928,588
Nestle Capital Corp.                                 09/05/95     5,000,000      4,947,556
Procter & Gamble Co.                                 08/02/95     3,600,000      3,581,883
Unilever Capital Corp. (b)                           10/05/95     5,000,000      4,924,931
Unilever Capital Corp. (b)                           12/11/95     5,000,000      4,874,107
Wal Mart Stores Inc.                                 07/06/95     5,000,000      4,997,513
------------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER (COST--$69,819,595)                                      69,808,449
------------------------------------------------------------------------------------------

See Notes to Schedule of Investments.


SCHEDULE OF INVESTMENTS--June 30, 1995
                                                     Maturity     Principal        Market
                                                       Date        Amount          Value
-------------------------------------------------------------------------------------------

U.S. GOVERNMENT (AND AGENCY) ISSUES (34.3%)
FFCB, 6.02%                                          08/01/95   $ 8,000,000    $  7,999,794
FHLB Discount Notes                                  08/30/95    10,000,000       9,903,000
FHLB Discount Notes                                  09/05/95     5,000,000       4,948,622
FHLB Discount Notes                                  11/06/95     5,000,000       4,902,000
FHLMC Discount Notes                                 07/19/95     5,000,000       4,986,667
FHLMC Discount Notes                                 08/18/95    10,000,000       9,925,634
FNMA Discount Notes                                  07/24/95    10,000,000       9,965,933
FNMA Discount Notes                                  09/14/95     5,000,000       4,941,600
FNMA Discount Notes                                  10/03/95     6,000,000       5,912,447
FNMA Discount Notes                                  10/18/95    10,000,000       9,831,772
FNMA Discount Notes                                  10/20/95     5,000,000       4,914,465
FNMA Discount Notes                                  11/01/95     5,000,000       4,905,553
U.S. Treasury Bills                                  11/16/95     5,000,000       4,896,489
-------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT (AND AGENCY) ISSUES (COST--$88,023,616)                    88,033,976
-------------------------------------------------------------------------------------------
                                                                  Maturity
                                                                   Value
-------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (5.1%)
Paine Webber Inc., 6.10%, purchased 06/29/95
  (Collateralized by $10,245,131 FNMA #66243,
  6.17%, due 01/01/19)                               07/03/95   $10,006,778      10,000,000
Sanwa-BGK Securities Co., 6.25%, purchased
  06/30/95 (Collateralized by $2,982,058 FHLMC
  #G10134, 7.50%, due 10/01/08)                      07/03/95     2,981,552       2,980,000
-------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS (COST--$12,980,000)                                  12,980,000
-------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (COST--$251,069,777) (A)                                      251,067,814
-------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES--NET (2.2%)                                          5,633,501
-------------------------------------------------------------------------------------------
NET ASSETS--(100.0%)                                                           $256,701,315
-------------------------------------------------------------------------------------------

See Notes to Schedule of Investments.                 (continued on next page)

Keystone Liquid Trust

NOTES TO SCHEDULE OF INVESTMENTS:

(a) The cost of investments for federal income tax purposes is identical. Gross unrealized appreciation and depreciation of investments, based on identified tax cost, at June 30, 1995, are as follows:

         Gross unrealized appreciation                    $ 16,513
         Gross unrealized depreciation                     (18,476)
                                                         ----------
         Net unrealized appreciation (depreciation)      ($  1,963)
                                                         ==========

(b) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Federal Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

Legend of Portfolio Abbreviations
FFCB--Federal Farm Credit Bank
FHLB--Federal Home Loan Bank
FHLMC--Federal Home Loan Mortgage Corporation
FNMA--Federal National Mortgage Association

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS--CLASS A SHARES
(For a share outstanding throughout the year)

                                                               Year Ended June 30,
                                        -------------------------------------------------------------------
                                          1995          1994          1993          1992          1991
-----------------------------------------------------------------------------------------------------------
Net asset value beginning of year        $   1.00      $   1.00      $   1.00      $   1.00        $  1.00
-----------------------------------------------------------------------------------------------------------
Income from investment operations
Net investment income                       .0454         .0235         .0230         .0386          .0634
Net realized gain (loss) on
  investments                                   0             0        (.0001)        .0003              0
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .0454         .0235         .0229         .0389          .0634
-----------------------------------------------------------------------------------------------------------
Less distributions
Dividends from above sources               (.0454)       (.0235)       (.0229)       (.0389)        (.0634)
-----------------------------------------------------------------------------------------------------------
Net asset value end of year              $   1.00      $   1.00      $   1.00      $   1.00        $   1.00
-----------------------------------------------------------------------------------------------------------
Total return                                 4.63%         2.37%         2.31%         3.96%           6.47%
Ratios/supplemental data
Ratios to average net assets:
 Net investment income                       4.42%         2.50%         2.29%         3.99%           6.51%
 Total expenses                              0.92%         1.02%         1.11%         1.10%           0.92%
Net assets, end of year (thousands)      $245,308      $398,617      $189,167      $227,115        $400,597
-----------------------------------------------------------------------------------------------------------

                                                               Year Ended June 30,
                                        -------------------------------------------------------------------
                                          1990          1989          1988          1987          1986
-----------------------------------------------------------------------------------------------------------
Net asset value beginning of year        $   1.00      $   1.00      $   1.00      $   1.00        $  1.00
-----------------------------------------------------------------------------------------------------------
Income from investment
  operations
Net investment income                       .0760         .0786         .0597         .0524          .0667
Net realized gain (loss) on
  investments                                   0         .0001        (.0001)            0         (.0002)
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .0760         .0787         .0596         .0524          .0665
-----------------------------------------------------------------------------------------------------------
Less distributions
Dividends from above sources               (.0760)       (.0787)       (.0596)       (.0524)        (.0665)
-----------------------------------------------------------------------------------------------------------
Net asset value
  end of year                            $   1.00      $   1.00      $   1.00      $   1.00        $   1.00
-----------------------------------------------------------------------------------------------------------
Total return                                 7.81%         8.18%         6.31%         5.35%           6.85%
Ratios/supplemental data
Ratios to average net assets:
 Net investment income                       7.53%         7.88%         5.99%         5.30%           6.67%
 Total expenses                              1.00%         1.00%         1.00%         1.00%           1.00%
Net assets, end of year (thousands)      $406,306      $475,640      $461,032      $375,542        $326,149
-----------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

Keystone Liquid Trust

FINANCIAL HIGHLIGHTS--CLASS B SHARES
(For a share outstanding throughout the period)


                                                                          February 1, 1993
                                              Year Ended June 30,         (Date of Initial
                                           ------------------------      Public Offering) to
                                                1995          1994          June 30, 1993
--------------------------------------------------------------------------------------------
Net asset value beginning of period             $ 1.00       $  1.00            $  1.00
--------------------------------------------------------------------------------------------
Income from investment operations
Net investment income                            .0362         .0142              .0047
Net realized gain (loss) on investments              0             0             (.0001)
--------------------------------------------------------------------------------------------
Total from investment operations                 .0362         .0142              .0046
--------------------------------------------------------------------------------------------
Less distributions
Dividends from above sources                    (.0362)       (.0142)            (.0046)
--------------------------------------------------------------------------------------------
Net asset value end of period                   $ 1.00       $  1.00            $  1.00
============================================================================================
Total return (b)                                  3.68%         1.43%              0.46%
Ratios/supplemental data
Ratios to average net assets:
 Net investment income                            3.66%         1.84%              1.08% (a)
 Total expenses                                   1.84%         1.85%              2.15% (a)
Net assets, end of period (thousands)           $7,281       $11,198            $   241
--------------------------------------------------------------------------------------------

(a) Annualized.
(b) Excluding applicable sales charges.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS--CLASS C SHARES
(For a share outstanding throughout the period)


                                                                         February 1, 1993
                                               Year Ended June 30,       (Date of Initial
                                            ------------------------    Public Offering) to
                                                1995          1994         June 30, 1993
--------------------------------------------------------------------------------------------
Net asset value beginning of period             $ 1.00        $ 1.00            $  1.00
--------------------------------------------------------------------------------------------
Income from investment operations
Net investment income                            .0362         .0142              .0045
Net realized gain (loss) on investments              0             0             (.0002)
--------------------------------------------------------------------------------------------
Total from investment operations                 .0362         .0142              .0043
--------------------------------------------------------------------------------------------
Less distributions
Dividends from above sources                    (.0362)       (.0142)            (.0043)
--------------------------------------------------------------------------------------------
Net asset value end of period                   $ 1.00        $ 1.00            $  1.00
--------------------------------------------------------------------------------------------
Total return                                      3.68%         1.43%              0.43%
Ratios/supplemental data
Ratios to average net assets:
 Net investment income                            3.52%         1.97%              1.01% (a)
 Total expenses                                   1.82%         1.86%              2.09% (a)
Net assets, end of period (thousands)           $4,112        $6,599            $    34
=============================================================================================

(a) Annualized.

See Notes to Financial Statements.

Keystone Liquid Trust

STATEMENT OF ASSETS AND LIABILITIES
June 30, 1995

===================================================================
Assets:
 Investments at market value
   (identified cost--$251,069,777) (Note 1)            $251,067,814
 Cash                                                           497
 Receivable for:
  Fund shares sold                                        6,306,713
  Interest                                                  699,359
 Prepaid expenses and other assets                           61,061
-------------------------------------------------------------------
    Total assets                                        258,135,444
-------------------------------------------------------------------
Liabilities (Note 3):
 Payable for:
  Fund shares redeemed                                      399,458
  Distributions to shareholders                             971,569
 Due to related parties                                      16,661
 Other accrued expenses                                      46,441
-------------------------------------------------------------------
    Total liabilities                                     1,434,129
-------------------------------------------------------------------
Net assets                                             $256,701,315
-------------------------------------------------------------------
Net assets represented by paid-in capital (Note 2):
 Class A Shares ($1.00 a share on 245,308,083
   shares outstanding)                                 $245,308,083
 Class B Shares ($1.00 a share on 7,281,559 shares
   outstanding)                                           7,281,559
 Class C Shares ($1.00 a share on 4,111,673 shares
   outstanding)                                           4,111,673
-------------------------------------------------------------------
                                                       $256,701,315
-------------------------------------------------------------------
Net asset value and offering price per share
  (Classes A, B, and C)                                       $1.00
-------------------------------------------------------------------

STATEMENT OF OPERATIONS
Year Ended June 30, 1995

===============================================================
Investment income (Note 1):
   Interest                                         $20,575,720
---------------------------------------------------------------
Expenses (Notes 2 and 3):
 Management fees                      $1,923,870
 Transfer agent fees                     866,507
 Accounting, auditing and legal
  fees                                    60,878
 Custodian fees                           89,690
 Trustees' fees and expenses              21,456
 Printing expenses                        18,383
 Registration fees                       188,229
 Distribution Plan expenses              533,618
 Insurance expenses                       12,814
 Miscellaneous                             5,926
---------------------------------------------------------------
  Total expenses                                      3,721,371
---------------------------------------------------------------
 Net investment income                               16,854,349
---------------------------------------------------------------
Net realized and unrealized gain
   (loss) on investments:
  Net realized gain (loss) on
     investments                                            (71)
  Net change in unrealized
     appreciation (depreciation) on
      investments                                          (685)
---------------------------------------------------------------
 Net gain (loss) on investments                            (756)
---------------------------------------------------------------
 Net increase (decrease) in net
  assets resulting from operations                  $16,853,593
===============================================================

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                        Year Ended June 30,
                                                                                   ------------------------------
                                                                                       1995             1994
=================================================================================================================
Operations:
 Net investment income                                                            $  16,854,349    $   6,954,755
 Net realized gain (loss) on investments                                                    (71)            (189)
 Net change in unrealized appreciation (depreciation) on investments                       (685)           6,970
-----------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets resulting from operations                    16,853,593        6,961,536
-----------------------------------------------------------------------------------------------------------------
Distributions to shareholders (Note 1):
 Class A Shares                                                                     (16,168,849)      (6,849,293)
 Class B Shares                                                                        (435,508)         (62,830)
 Class C Shares                                                                        (249,236)         (49,413)
-----------------------------------------------------------------------------------------------------------------
  Total distributions to shareholders                                               (16,853,593)      (6,961,536)
-----------------------------------------------------------------------------------------------------------------
Capital share transactions (Note 2):
 Proceeds from shares sold:
  Class A Shares                                                                    725,781,933      905,957,790
  Class B Shares                                                                     30,267,166       23,326,893
  Class C Shares                                                                     11,924,336       14,136,918
 Payment for shares redeemed:
  Class A Shares                                                                   (892,973,139)    (701,655,443)
  Class B Shares                                                                    (34,518,836)     (12,406,378)
  Class C Shares                                                                    (14,624,256)      (7,601,012)
 Net asset value of shares issued in reinvestment of distributions from net investment income:
  Class A Shares                                                                     13,882,242        5,148,145
  Class B Shares                                                                        335,641           36,291
  Class C Shares                                                                        212,269           29,614
----------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets resulting from capital share
    transactions                                                                   (159,712,644)     226,972,818
----------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets                                         (159,712,644)     226,972,818
----------------------------------------------------------------------------------------------------------------
Net assets:
 Beginning of year                                                                  416,413,959      189,441,141
----------------------------------------------------------------------------------------------------------------
 End of year                                                                      $ 256,701,315    $ 416,413,959
================================================================================================================

See Notes to Financial Statements.

Keystone Liquid Trust

NOTES TO FINANCIAL STATEMENTS

(1.) Summary of Accounting Policies

Keystone Liquid Trust (the "Fund") is a no-load, open-end diversified investment company for which Keystone Management, Inc. ("KMI") is the Investment Manager and Keystone Investment Management Company (formerly Keystone Custodian Funds, Inc.) ("Keystone") is the Investment Adviser. The Fund is registered under the Investment Company Act of 1940.

   The Fund currently offers three classes of shares. Class A shares are offered without an initial sales charge. Class B shares are offered without an initial sales charge, although a contingent deferred sales charge may be imposed at the time of redemption which decreases depending on when the shares were purchased and how long the shares have been held. Class C shares are offered without an initial sales charge, although a contingent deferred sales charge may be imposed on redemptions within one year of purchase. Class C shares are available only through dealers who have entered into special distribution agreements with Keystone Investment Distributors Company (formerly Keystone Distributors, Inc.) ("KIDC"), the Fund's underwriter.

   Keystone is a wholly-owned subsidiary of Keystone Investments, Inc. (formerly Keystone Group, Inc.) ("KII"), a Delaware corporation. KII is privately owned by an investor group consisting of members of current and former management of Keystone. Keystone Investor Resource Center, Inc. ("KIRC"), a wholly-owned subsidiary of Keystone, is the Fund's transfer agent.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

   Valuation of Securities--Money market investments maturing in sixty days or less are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount) which when combined with accrued interest approximates market. Money market investments maturing in more than sixty days for which market quotations are readily available are valued at current market value. Money market investments maturing in more than sixty days when purchased which are held on the sixtieth day prior to maturity are valued at amortized cost (market value on the sixtieth day adjusted for amortization of premium or accretion of discount) which when combined with accrued interest approximates market.

   Repurchase Agreements--When the Fund enters into a repurchase agreement (a purchase of securities whereby the seller agrees to repurchase the securities at a mutually agreed upon date and price) the repurchase price of the securities will generally equal the amount paid by the Fund plus a negotiated interest amount. The seller under the repurchase agreement will be required to provide securities ("collateral") to the Fund whose value will be maintained at an amount not less than the repurchase price. The Fund monitors the value of collateral on a daily basis, and if the value of collateral falls below required levels, the Fund intends to seek additional collateral from the seller or terminate the repurchase agreement. If the seller defaults, the Fund would suffer a loss to the extent that the proceeds from the sale of the underlying securities were less than the repurchase price. Any such loss would be increased by any cost incurred on disposing of such securities. If bankruptcy proceedings are commenced against the seller under the repurchase agreement, the realization on the collateral may be delayed or limited. Repurchase agreements entered into by the Fund will be limited to transactions with dealers or domestic banks believed to present minimal credit risks, and the Fund will take constructive receipt of all securities underlying repurchase agreements until such agreements expire.

   Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with certain other Keystone funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury and/or Federal Agency obligations.

   Federal Income Taxes--The Fund has qualified, and intends to qualify in the future, as a regulated investment company under the Internal Revenue Code of 1986, as amended ("Internal Revenue Code"). Thus, the Fund expects to be relieved of any federal income tax liability by distributing all of its net tax basis investment income and net tax basis capital gains, if any, to its shareholders. The Fund intends to avoid excise tax liability by making the required distributions under the Internal Revenue Code.

   Distributions--The Fund declares dividends daily, pays dividends monthly and automatically reinvests such dividends in additional shares at net asset value, unless shareholders request payment in cash. Dividends are declared from the total of net investment income, plus realized and unrealized gain
(loss) on investments.

   Other--Securities transactions are accounted for on the trade date. Interest income is accrued as earned. Realized gains and losses from securities transactions are computed on the identified cost basis.

(2.) Shares of Beneficial Interest

The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest with a par value of $1.00. Transactions in shares of the Fund were as follows:

                                      Class A Shares
                             ------------------------------
                                   Year Ended June 30,
                                  1995             1994
-----------------------------------------------------------
Shares sold                    725,781,933      905,957,790
Shares redeemed               (892,973,139)    (701,655,443)
Shares issued in
  reinvestment of
  distributions from
  available sources             13,882,242        5,148,145
                                ----------      ------------
Net increase (decrease)       (153,308,964)     209,450,492
                                ==========      ============

                                     Class B Shares
                             ----------------------------
                                  Year Ended June 30,
                                 1995            1994
---------------------------------------------------------
Shares sold                    30,267,166      23,326,893
Shares redeemed               (34,518,836)    (12,406,378)
Shares issued in
  reinvestment of
  distributions from
  available sources               335,641          36,291
                                ---------      -----------
Net increase (decrease)        (3,916,029)     10,956,806
                                =========      ===========

                                    Class C Shares
                             ---------------------------
                                  Year Ended June 30,
                                 1995            1994
--------------------------------------------------------
Shares sold                    11,924,336     14,136,918
Shares redeemed               (14,624,256)    (7,601,012)
Shares issued in
  reinvestment of
  distributions from
  available sources               212,269         29,614
                                ---------      ----------
Net increase (decrease)        (2,487,651)     6,565,520
                                =========      ==========


Keystone Liquid Trust

The Fund bears some of the costs of selling its shares under a Distribution Plan adopted with respect to its Class A, Class B and Class C shares pursuant to Rule 12b-1 under the Investment Company Act of 1940 ("1940 Act").

   The Class A Distribution Plan provides for payments which are currently limited to 0.25% annually of the average daily net asset value of Class A shares, to pay expenses of the distribution of Class A shares. Amounts paid by the Fund to KIDC under the Class A Distribution Plan are currently used to pay others, such as dealers, service fees at an annual rate of up to 0.25% of the average daily net asset value of Class A shares maintained by the recipient and outstanding on the Fund's books for specified periods.

   The Class B Distribution Plan provides for payments at an annual rate of up to 1.00% of the average daily net asset value of Class B shares to pay expenses of the distribution of Class B shares. Amounts paid by the Fund under the Class B Distribution Plan are currently used to pay others (dealers) a commission at the time of purchase normally equal to 4.00% of the price paid for each Class B share sold plus the first year's service fee in advance in the amount of 0.25% of the price paid for each Class B share sold. Beginning approximately 12 months after the purchase of a Class B share, the broker or other party will receive service fees at an annual rate of 0.25% of the average daily net asset value of such Class B shares maintained by the recipient and outstanding on the Fund's books for specified periods. A contingent deferred sales charge will be imposed, if applicable, on Class B shares purchased after June 1, 1995 at rates ranging from a maximum of 5% of amounts redeemed during the first 12 months following the date of purchase to 1% of amounts redeemed during the sixth twelve month period following the date of purchase. Class B shares purchased on or after June 1, 1995 that have been outstanding for eight years from the month of purchase will automatically convert to Class A shares without a front end sales charge or exchange fee. Class B shares purchased prior to June 1, 1995 will retain their existing conversion rights.

   The Class C Distribution Plan provides for payments at an annual rate of up to 1.00% of the average daily net asset value of Class C shares to pay expenses for the distribution of Class C shares. Amounts paid by the Fund under the Class C Distribution Plan are currently used to pay others (dealers) a commission at the time of purchase in the amount of 0.75% of the price paid for each Class C share sold, plus the first year's service fee in advance in the amount of 0.25% of the price paid for each Class C share, and, beginning approximately 15 months after purchase, a commission at an annual rate of 0.75% (subject to applicable limitations imposed by the rules of the National Association of Securities Dealers, Inc.) ("NASD Rule") plus service fees at the annual rate of 0.25%, respectively, of the average net asset value of each Class C share maintained by the recipient and outstanding on the Fund's books for specified periods.

   Each of the Distribution Plans may be terminated at any time by vote of the Independent Trustees or by vote of a majority of the outstanding voting shares of the respective class. However, after the termination of any Distribution Plan, at the discretion of the Board of Trustees, payments to KIDC may continue as compensation for its services which had been earned while the Distribution Plan was in effect.

   For the year ended June 30, 1995, the Fund paid or accrued Distribution Plan fees of $343,747, $119,037 and $70,834 for Class A, Class B and Class C, respectively. These fees, which are charged to the operating expenses of the Fund, represent 0.09%,

1.00% and 1.00%, respectively, of the average net assets of each Class.

   Under the NASD Rule, the maximum uncollected amounts for which KIDC may seek payment from the Fund under its Distribution Plans are $746,584 and $825,276 for Class B and C, respectively, as of June 30, 1995.

(3.) Investment Management and Other Transactions with Affiliates

Under the terms of the Investment Management Agreement between KMI and the Fund KMI provides investment management and administrative services to the Fund. In return, KMI is paid a management fee computed daily and payable monthly calculated by applying percentage rates, starting at 0.50%, and declining as net assets increase, to 0.40% per annum, to the net asset value of the Fund. KMI has entered into an Investment Advisory Agreement with Keystone under which Keystone provides investment advisory and management services to the Fund and receives for its services an annual fee representing 85% of the management fee received by KMI.

   During the year ended June 30, 1995, the Fund paid or accrued to KMI investment management and administration services fees of $1,923,870, which represented 0.50% of the Fund's average net assets. Of such amount paid to KMI, $1,635,290 was paid to Keystone for its services to the Fund.

   During the year ended June 30, 1995, the Fund paid or accrued $24,777 to KII as reimbursement for certain accounting and printing services provided to the Fund, and $866,507 was paid or accrued to KIRC for transfer agent fees.

(4.) Class Level Expenses

Presently, the Fund's class-specific expenses are limited to expenses incurred by a class of shares pursuant to its respective Distribution Plan. For the year ended June 30, 1995, the total amount of expenses incurred by the Distribution Plan of each respective class is set forth in Note (2.) "Shares of Beneficial Interest."

Keystone Liquid Trust

INDEPENDENT AUDITORS' REPORT

The Trustees and Shareholders
Keystone Liquid Trust

We have audited the accompanying statement of assets and liabilities of Keystone Liquid Trust, including the schedule of investments, as of June 30, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the ten-year period then ended for Class A shares, and for each of the years in the two-year period then ended and the period from February 1, 1993 (date of initial public offering) to June 30, 1993 for Class B and Class C shares. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Keystone Liquid Trust as of June 30, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods specified in the first paragraph above in conformity with generally accepted accounting principles.

                                                         KPMG PEAT MARWICK LLP
Boston, Massachusetts
July 28, 1995